UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04033

                            SIT MUTUAL FUNDS II, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

               Registrant's telephone number, including area code:
                                  612-332-3223


                    Date of fiscal year end:  March 31, 2006

                    Date of reporting period: June 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

The Registrant, Sit Mutual Funds II, Inc., is comprised of:
         Sit Tax-Free Income Fund (Series A)
         Sit Minnesota Tax-Free Income Fund (Series B)


THE SCHEDULE OF INVESTMENTS FOR EACH SERIES OF THE REGISTRANT AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING A PARTICULAR FUND AND ITS HOLDINGS, PLEASE SEE THAT FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
   Quantity/Par ($)     NAME OF ISSUER                                                                            MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (95.4%) (2)
     ALABAMA (1.3%)
            300,000     AL Wtr. Pollution Ctrl. Auth. Revolving Fund Lien Series 1998-B (AMBAC insured),
                           5.00%, 8/15/2021                                                                                304,767
            675,000     Birmingham-Southern College Private Educ. Bldg. Rev. Series 1997, 5.35%, 12/1/19                   675,149
            100,000     DCH Hlth. Care Auth. Fac. Rev. Series 1998 (MBIA insured), 4.875%, 6/01/13                         101,627
                        Huntsville Hlth. Care Auth. Rev.
            200,000        Series 1997-A (MBIA insured), 5.00%, 6/1/17                                                     202,930
          1,000,000        Series 2002-A, 5.625%, 4/1/02                                                                 1,051,650
          1,000,000        Series 2002-B, 5.75%, 6/1/32                                                                  1,054,850
            750,000     Montgomery Special Care Facs. Fin. Auth. Rev. Series 1997-C (Baptist Med. Ctr.
                           Proj.), 5.375%, 9/1/22                                                                          772,485
            550,000     Montgomery Med. Clinic Board Hlth. Care Fac. Rev. Series 1991, 7.00%, 3/1/15                       551,078
                                                                                                                  ----------------
                                                                                                                         4,714,536
                                                                                                                  ----------------
     ALASKA (2.2%)
         12,505,000     Alaska HFC Gen. Mtg. Rev. Series 1997-A, zero coupon, 6.15% effective yield on
                           purchase date, 12/1/17                                                                        6,407,312
                        Northern Alaska Tobacco Securitization Corp. Asset-Backed Rev.:
            500,000        Series 2000, 6.20%, 6/1/22                                                                      520,190
          1,025,000        Series 2001, 4.75%, 6/1/15                                                                    1,030,228
                                                                                                                  ----------------
                                                                                                                         7,957,730
                                                                                                                  ----------------
     ARIZONA (1.8%)
            205,000     Bullhead City Special Assessment Impt. Dist. Series 1993 (Bullhead Pkwy. Proj.),
                           6.10%, 1/1/10                                                                                   207,046
                        Maricopa Co. Indl. Dev. Auth. Multifamily Hsg. Rev.:
            400,000        Series 1996-A (Place Five & Greenery Apts. Proj.), Escrowed to Maturity,
                               6.625%, 1/1/27                                                                              427,576
            500,000        Series 1996-B (Advantage PT, etc. Proj.), Escrowed to Maturity, 7.375%, 7/1/26                  511,440
            100,000     Maricopa Co. Pollution Ctrl. Rev. Ref. Public Svc. Series 1996-A (New Mexico
                           Public Svc. Co. Proj.), 6.30%, 12/1/26                                                          103,267
            700,000     Phoenix Street & Hwy. User Rev. Ref. Jr. Lien Series 1992, 6.25%, 7/1/11                           701,148
                        Pima Co. Indl. Dev. Auth. Educ. Rev.:
            295,000        Series 2004-I (AZ Charter Schools Proj.), 5.00%, 7/1/12                                         294,850
            250,000        Series 2004-A (Noah Webster Basic School Proj.), 5.25%, 12/15/16                                251,350
            210,000        Series 2005-M (AZ Charter Schools Proj.), 5.70%, 7/1/23                                         210,401
            750,000        Series 2006 (Fac. Choice Educ. & Dev. Corp. Proj.), 6.00%, 6/1/16                               747,743
            565,000     Pinal Co. Indl. Dev. Auth. Correctional Fac. Rev. Series 2006-A (Florence West
                           Prison Proj.) (ACA insured), 5.25%, 10/1/23                                                     578,594
          1,250,000     Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev. Ref. Series 1993-C,
                           4.90%, 1/1/08                                                                                 1,250,950
                        Quail Creek Cmnty. Fac. Dist. G.O. Series 2006:
            585,000        4.85%, 7/15/12                                                                                  583,473
            500,000        5.15%, 7/15/16                                                                                  500,840
                                                                                                                  ----------------
                                                                                                                         6,368,678
                                                                                                                  ----------------
     ARKANSAS (1.1%)
            750,000     Bentonville Co. ISD No. 6 Refunding & Construction G.O. Series 2003-A
                           (Ambac insured), 4/75%, 6/1/24                                                                  752,183
             34,842     Drew Co. Public Fac. Bd. Single Family Mtg. Rev. Ref. Series 1993-A2
                           (FNMA backed), 7.90%, 8/1/11                                                                     34,929
            755,000     Maumelle HDC First Lien Rev. Ref. Series 1992-A (Section 8), 7.875%, 7/1/09                        756,261
                        North Little Rock Hlth. Facs. Bd. Health Care Rev. Series 2001 (Baptist Health Proj.):
            555,000        5.00%, 7/1/06                                                                                   555,017
            300,000        5.00%, 7/1/07                                                                                   302,625
            490,000        5.00%, 7/1/08                                                                                   497,644
          1,000,000     White Co. Hlth. Care Fac. Rev. Series 2005 (White Co. Med. Ctr. Proj.), 5.00%, 12/1/14           1,008,440
                                                                                                                  ----------------
                                                                                                                         3,907,099
                                                                                                                  ----------------
     CALIFORNIA (9.6%)
            160,000     ABAG Fin. Auth. For Nonprofit Corp. Rev Series 2002 (Redwood Sr. Homes & Svcs.
                           Proj.), 4.10%, 11/15/07                                                                         159,243
            250,000     Agua Caliente Band Cahuilla Indians Rev. Series 2003, 4.60%, 7/1/08                                250,978
            120,000     Bay Area Govt. Assoc. Tax Allocation Rev. Series 1994-A (FSA insured), 6.00%, 12/15/14             121,163
            250,000     Blythe Redev. Agy. Tax Allocation Ref. Series 1997 (Proj. No. 1), 5.80%, 5/1/28                    259,580
            200,000     Calexico Cmnty. Redev. Agy. Tax Allocation Series 2000 (Merged Central Bus. District
                           Redev. Proj.) (Ambac insured), 5.375%, 8/1/26                                                   206,986
          3,335,000     CA Co. Tobacco Securitization Agy. Asset-Backed Rev. Series 2002 (Alameda Co. Proj.),
                           4.75%, 6/1/19                                                                                 3,346,472

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
   Quantity/Par ($)     NAME OF ISSUER                                                                            MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
            925,000     CA Cmnty. College Fin. Auth. Student Hsg. Rev. Series 2003-A (Feather River Cmnty.
                           Dist. Proj.), 4.625%, 7/1/13                                                                    917,369
            225,000     CA Cmnty. Hsg. Fin. Agy. Lease Rev. Pass Thru Oblig. Series 2005-D, 4.875%, 4/1/2012               223,540
            750,000     CA Dept. Water Resources Rev. Series 1972 (Central Valley Proj.), 5.25%, 7/1/22                    771,360
            220,000     CA Dept. Water Resources Rev. Series 1996-Q (Central Valley Proj.)(MBIA insured),
                           5.375%, 12/1/27                                                                                 224,338
                        CA Educ. Facs. Auth. Rev.:
             10,000        Series 1995-A (Pooled College & Univ. Proj.), 5.60%, 12/1/14                                     10,177
            520,000        Series 1996 (Chapman Univ. Proj.), 5.125%, 10/1/26                                              527,634
                        CA G.O. Rev. Ref.:
            770,000        Series 1993 (FSA insured), 5.125%, 10/1/17                                                      771,894
             60,000        Series 1996 (Ambac insured), 5.25%, 6/1/21                                                       60,895
            495,000     CA Govt. Fin. Auth. Lease Rev. Series 2003-A (Placer Co. Transportation Proj.),
                           6.00%, 12/1/28                                                                                  523,774
                        CA Hlth. Facs. Fin. Auth. Rev.:
            500,000        Series 1997-B (Cedars-Sinai Med. Ctr. Proj.), 5.125%, 8/1/27                                    510,480
                        Series 2001 (Casa Colina Proj.):
            500,000            5.00%, 4/01/08                                                                              503,755
            500,000            5.50%, 4/01/11                                                                              519,905
            500,000     CA Fin. Auth. Educ. Rev. Series 2006-A (American Heritage Educ. Fndtn. Proj.),
                           5.25%, 6/1/2026                                                                                 502,665
                        CA Public Works Board Lease Rev. Series 1993-A (Various CA State Univ. Proj.):
            300,000        5.25%, 12/1/13 (5)                                                                              300,258
            625,000        5.50%, 12/1/2018                                                                                625,394
          1,500,000     CA. State Series 2004, 5.10%, 2/1/2034                                                           1,509,780
                        CA Statewide Cmntys. Dev. Auth. Rev. Series 2005 (Daughters of Charity Hlth. Proj.):
            500,000        5.00%, 7/1/06                                                                                   500,015
            500,000        5.00%, 7/1/07                                                                                   504,570
            530,000        5.25%, 7/1/11                                                                                   552,329
            400,000     Del Mar Race Track Auth. Rev. Series 2005, 4.00%, 8/15/06                                          400,064
          2,250,000     East Side Unified High Sch. Dist. Santa Clara Co. G.O. Series 1999-E (FGIC insured),
                           Escrowed to Maturity, 5.00%, 9/1/22                                                           2,272,770
            235,000     Garden Grove C.O.P Series 1993 (Bahia Village/Emerald Isle Proj.)(FSA insured),
                           5.70%, 8/1/23                                                                                   235,486
                        Golden State Tobacco Securitization Corp. Asset-Backed Rev. Series 2005-A:
            335,000        5.00%, 6/1/16                                                                                   336,340
          2,000,000        5.00%, 6/1/19                                                                                 2,033,620
          1,250,000        Interest Appreciation Bonds, 6/1/22                                                           1,011,850
            750,000     Intercommunity Hosp. Fin. Auth. C.O.P Series 1998 (ACA insured), 5.25%, 11/1/19                    762,518
            400,000     Los Angeles Water & Power Rev. Series 2001-A-A3, 5.25%, 7/1/18                                     400,016
          3,175,000     Northern CA Power Agy. Rev. Series 1987-A, 5.00%, 7/1/09                                         3,176,873
            685,000     Northern CA Tobacco Securitization Auth. Asset-Backed Rev. Series 2005-A1,
                           4.75%, 6/1/23                                                                                   669,396
            500,000     Oakland UNI Sch. Dist. Alameda Co. G.O. Series 2005 (MBIA insured), 5.00%, 8/1/24                  514,320
          1,000,000     Rancho Cucamonga Redev. Agy. Tax Allocation Series 1996 (MBIA insured), 5.25%, 9/1/16            1,022,040
          2,750,000     San Bernardino Co. C.O.P. Series 1996 (Med. Ctr. Fin. Proj.) (MBIA insured),
                           5.00%, 8/1/28                                                                                 2,800,572
          1,000,000     San Francisco City & Co. Airpts., Intl. Arpt. Rev. Ref. Series 2001-27B (FGIC
                           insured), 5.125%, 5/1/31                                                                      1,014,240
            500,000     Santa Clara Redev. Agy. Tax Allocation Series 2003 (Bayshore North Proj.) (MBIA
                           insured), 5.00%, 6/1/15                                                                         502,260
                        Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev.:
                           Series 2006:
            315,000            4.50%, 3/1/11                                                                               310,294
            385,000            4.875%, 3/1/16                                                                              377,993
          1,900,000        Series 2001-B, 6.00%, 5/15/22                                                                 1,990,649
            405,000        Series 2002-A, 5.25%, 6/1/27                                                                    431,280
                                                                                                                  ----------------
                                                                                                                        34,667,135
                                                                                                                  ----------------
     COLORADO (2.4%)
            565,000     Adonea Met. Dist. No. 2 Rev. Series 2005-B, 4.375%, 12/1/15                                        558,457
            385,000     Aurora Golf Course Enterprise Sys. Rev. Ref. Series 2005, 4.00%, 12/1/08                           381,985
            225,000     Castle Rock Golf Enterprise Rev. Ref. Series 2005, 3.25%, 12/1/06                                  224,303
            250,000     CO Educ. & Cultural Fac. Rev. Ref. Series 2003-C (Cheyenne Mtn. Charter Sch. Proj.),
                           4.625%, 6/15/12                                                                                 239,683
                        CO HFA Single Family Program Senior Series:
             65,000        1996B-2, 7.45%, 11/1/27                                                                          66,901
             50,000        1997B-3, 6.80%, 11/1/28                                                                          50,923
                        CO Hlth. Fac. Auth. Rev.:
            320,000        Series 2000-A (Porter Place Proj.) (GNMA collateralized), 5.10%, 1/20/11                        327,194
          1,000,000        Series 2000 (Evangelical Lutheran Proj.), 6.25%, 12/1/10                                      1,075,390

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
   Quantity/Par ($)     NAME OF ISSUER                                                                            MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
          1,000,000        Series 2002 (Evangelical Lutheran Proj.), 5.90%, 10/1/27                                      1,050,580
            250,000        Series 2005 (Covenant Retirement Cmntys. Proj.), 4.50%, 12/1/07                                 250,605
            400,000        Series 2005 (Covenant Retirement Cmntys. Proj.), 4.50%, 12/1/08                                 400,912
            750,000        Series 2005-F (Poudre Valley Hlth. Care Proj.), 5.00%, 3/1/25                                   742,590
            600,000     Denver Hsg. Corp. Multifamily Rev. Ref. Series 1997-A (Section 8), 5.35%, 10/1/12                  607,890
            255,000     Denver West Met. Dist. Refunding G.O. Series 2005, 3.40%, 12/1/07                                  252,435
            435,000     E-470 Pub. Hwy. Auth. Rev. Senior Series 1997-A (MBIA insured), 5.00%, 9/1/26                      441,460
            500,000     Inverness Wtr. & Sanitation Dist. Arapahoe & Dougles Cos. G.O. Series 2006-A
                           (Radian insured), 4.60%, 12/1/19                                                                491,140
          1,250,000     Midcities Metro Dist. No. 2 G.O. Ref. & Impt. Series 2006 (Radian insured),
                           5.125%, 12/1/30                                                                               1,267,588
                        SBC Met. Dist. G.O. Ref. Series 2005 (ACA insured):
            150,000        3.125%, 12/1/06                                                                                 149,427
            205,000        3.00%, 12/1/07                                                                                  201,648
             25,000     Thornton Single Family Mtg. Rev. Ref. Series 1992-A, 8.05%, 8/1/09                                  25,083
                                                                                                                  ----------------
                                                                                                                         8,806,194
                                                                                                                  ----------------
     CONNECTICUT (0.7%)
            600,000     Connecticut Hlth. & Educ. Fac. Auth. Rev. Series 1996-H (Yale-New Haven Hosp. Proj.)
                           (MBIA insured), 5.50%, 7/01/12                                                                  612,018
                        Mashantucket Western Pequot Tribe Subordinated Special Rev.:
            100,000        Series 1997-B, 5.75%, 9/1/18                                                                    102,489
          1,850,000        Series 1999-B, zero coupon, 5.05% effective yield on purchase date, 9/1/09                    1,580,973
            500,000        Series 1999-B, zero coupon, 5.12% effective yield on purchase date, 9/1/26                      285,130
                                                                                                                  ----------------
                                                                                                                         2,580,610
                                                                                                                  ----------------
     DELAWARE (0.1%)
            250,000     DE Hlth. Fac. Auh. Rev. Series 2005-A (Beebe Med. Ctr. Proj.), 5.00%, 6/1/07                       252,255
                                                                                                                  ----------------

     FLORIDA (6.9%)
            700,000     Belmont Cmnty. Dev. Dist. Cap. Impt. Rev. Series 2006-B, 5.125%, 11/01/2014                        694,568
            500,000     Capital Trust Agy. Hsg. Rev. Series 2005-B (Sub-Atlandtic Hsg. Foundation Proj.),
                           4.50%, 7/1/15                                                                                   494,350
            600,000     Capital Trust Agy. Multifamily Rev. Sr. Series 2003-A (Golf Villas, Rivermill, and
                           Village Square Apts. Proj.), 4.75%, 6/1/13                                                      571,380
            800,000     Charlotte Co. Utility Rev. Ref. Series 1996-A (FGIC insured), 5.625%, 10/01/16                     819,232
            575,000     Collier Co. HFA Multifamily Hsg. Rev. Series 2002-C (Goodlette Arms Proj.),
                           5.25%, 8/15/15                                                                                  588,760
            385,000     Dade Co. Hlth. Fac. Auth. Hosp. Rev. Ref. Series 1993-A (Baptist Hosp. Miami Proj.)
                           (MBIA insured), 5.25%, 5/15/21                                                                  385,300
            500,000     Dade Co. School Dist. G.O. Series 1997 (MBIA insured), 5.00%, 2/15/15                              507,975
                        Escambia Co. Hlth. Facs. Auth. Rev. Series 1998 (Baptist Hosp. & Manor Proj.):
            200,000        5.00%, 10/01/08                                                                                 202,726
            470,000        5.125%, 10/1/19                                                                                 473,708
            500,000     FL Div. Bd. Fin. Dept. Gen. Svcs. Rev. Series 1997-A, 5.00%, 7/1/11                                509,820
            750,000     FL HFC Hsg. Rev. Hsg. Series 2000-D-1 (Augustine Club Apts. Proj.) (MBIA insured),
                           5.75%, 10/1/30                                                                                  776,565
            500,000     FL Brd. Educ. Cap. Outlay G.O. Series 1998-A (Pub. Educ. Proj.) (FSA insured),
                           5.20%, 6/1/23                                                                                   513,475
          1,950,000     FL University Cap. Impt. Rev. Series 2004, 5.125%, 9/1/33                                        1,974,238
          1,000,000     Halifax Hosp. Med. Ctr. Hosp. Rev. Ref. Series 2006-A, 5.25%, 6/1/19                             1,024,980
                        Highlands Co. Hlth. Fac. Auth. Hosp. Rev. (Aventist Hlth. Proj.):
            350,000        Series 1998, 5.25%, 11/15/28                                                                    355,992
            500,000        Series 2005-I, 5.00%, 11/15/29                                                                  512,960
            425,000        Ref. Series 2005-B, 5.00%, 11/15/30                                                             423,789
          1,000,000        Series 2006-C, 5.25%, 11/15/36                                                                1,021,610
                        Hillsborough Co. Indl. Dev. Auth. Hosp. Rev. Ref. Series 2003-A (Tampa Gen.
                           Hosp. Proj.):
          1,850,000        5.00%, 10/1/08                                                                                1,885,557
            500,000        5.25%, 10/1/24                                                                                  513,760
            475,000     Hillsborough Co. Indl. Dev. Auth. Indl. Rev. Series 1999-A (Hlth. Facs. Proj. - Univ.
                           Cmnty. Hosp.), 5.625%, 8/15/23                                                                  489,549
            400,000     Lakeland Hosp. Sys. Rev. Ref. Series 1997 (Lakeland Regl. Med. Center Proj.) (MBIA
                           insured), 5.00%, 11/15/22                                                                       404,056
            545,000     Lee Co. Indus. Dev. Auth. Hlth. Care Fac. Rev. Series 1999-A (ShellPoint Village
                           Proj.), 5.50%, 11/15/08                                                                         553,715
            585,000     Marion Co. Hosp. Dist. Rev. Ref. Series 1999 (Munroe Regl. Med. Ctr. Proj),
                           5.25%, 10/1/10                                                                                  608,657
            405,000     Martin Co. Hlth. Fac. Auth. Hosp. Rev. Ref. Series 2002-B (Martin Memorial Med.
                           Ctr. Proj.), 4.875%, 11/15/12                                                                   406,984
            680,000     Miami Beach Water & Sewer Rev. Series 1995 (FSA insured), 5.375%, 9/1/15                           692,281
            400,000     Miami - Dade Co. Spl. Oblig. Rev. Series 1997-B, zero coupon, 4.79% effective yield
                           on purchase date, 10/1/35                                                                       347,952

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
   Quantity/Par ($)     NAME OF ISSUER                                                                            MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
                        North Broward Hosp. Dist. Rev. Series 1997 (MBIA insured):
            100,000        Prerefunded Series, 5.375%, 1/15/24                                                             101,829
            180,000        Unrefunded Balance Series, 5.375%, 1/15/24                                                      182,876
          1,000,000     Orange Co. Hlth. Fac. Auth. Rev. Series 2006-B (Orlando Regl. Hlth. Care Proj.),
                           5.125%, 11/15/39                                                                              1,005,640
                        Palm Beach Co. Hlth. Fac. Auth. Rev. Ref.:
            125,000        Series 1996 (Retirement Cmnty. Proj.), 5.625%, 11/15/20                                         127,376
            200,000        Series 2003 (Abbey Delray South Proj.), 5.15%, 10/1/12                                          204,944
                        Pinellas Co. Educ. Fac. Auth. Rev. Series 2006 (Eckerd College Proj.) (ACA insured):
            350,000        4.50%, 10/1/14                                                                                  345,471
            680,000        4.625%, 10/1/16                                                                                 668,515
             25,000     Plantation Water & Sewer Rev. Series 1989 (MBIA insured), zero coupon, 5.45% effective
                           yield on purchase date (MBIA insured), 3/1/07                                                    23,966
          3,105,000     Port Everglades Auth. Rev. Ref. Series 1989-A (FSA insured), 5.00%, 9/1/16                       3,114,750
                        South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp. Inc. Proj.):
            285,000        4.25%, 10/1/08                                                                                  283,504
            700,000        5.50%, 10/1/13                                                                                  729,743
            500,000     South Miami Hlth. Fac. Auth. Hosp. Rev. Series 2003 (Baptist Hlth. So. FL Grp. Proj.),
                           5.20%, 11/15/28                                                                                 509,435
                                                                                                                  ----------------
                                                                                                                        25,051,988
                                                                                                                  ----------------
     GEORGIA (0.6%)
            500,000     Atlanta Dev. Auth. Rev.  Series 2005-C (Tuff ATDC Proj.), 5.00%, 1/1/31                            490,990
            590,000     Cobb Co. Dev. Auth. Pkg. Rev. Series 2004 (Kennesaw State Univ. Fdn., Inc. Proj.)
                           (MBIA insured), 5.00%, 7/15/29                                                                  600,933
                        Private Colleges & Univ. Auth. Rev. Ref. Series 1999-A (Mercer Univ. Proj.):
            300,000        4.45%, 10/1/07                                                                                  300,672
            750,000        5.25%, 10/1/14                                                                                  761,970
                                                                                                                  ----------------
                                                                                                                         2,154,565
                                                                                                                  ----------------
     ILLINOIS (12.2%)
            475,000     Blue Island Tax Increment G.O. Ref. Series 1997 (MBIA insured), 5.10%, 12/15/12                    482,201
                        Broadview Village of Cook Co. Tax Increment Rev. Series 1999:
            750,000        4.90%, 7/1/06                                                                                   750,015
          1,410,000        5.00%, 7/1/07                                                                                 1,422,338
          1,085,000        5.05%, 7/1/08                                                                                 1,102,534
          2,030,000        5.10%, 7/1/09                                                                                 2,075,289
                        Chicago Brd. Educ. G.O. Series 1997-A (Chicago School Reform Proj.):
            500,000        5.25%, 12/1/22                                                                                  516,220
            750,000        5.25%, 12/1/30                                                                                  770,243
            585,000     Chicago G.O. Series 1996-B (FGIC insured), Unrefunded, 5.125%, 1/1/25                              590,850
             55,000     Chicago Metro Hsg. Dev. Corp. Mtg. Rev. Ref. Series 1992-A (FHA insured) (Section 8),
                           6.85%, 7/1/22                                                                                    56,313
            250,000     Du Page Co. Spl. Svc. Areano 31 Spl. Tax Series 2006 (Monarch Landing Proj.),
                           5.40%, 3/1/16                                                                                   248,328
            700,000     Hodgkinds Tax Increment Rev. Ref. Senior Series 2005, 5.00%, 1/1/07                                703,451
            435,000     IL DFA Rev. Series 2002-A (Chicago Charter School Fdn. Proj.), 5.25%, 12/1/12                      433,808
                        IL DFA Pollution Ctrl. Rev. Ref.:
            300,000        Series 1993-C2 (Central IL Public Svc. Co. Proj.), 5.70%, 8/15/26                               300,336
          2,500,000        Series 2000-A (Ameren CIPS Proj.), 5.50%, 3/1/14                                              2,521,675
          2,750,000        Series 1993-C1 (Central IL Pub. Svc. Co.), 5.95%, 8/15/26                                     2,798,125
                        IL DFA Refunding & New Money Rev. (Cmty. Rehab. Providers Fac. Acquisition Program):
          1,740,000        Series 1997-A, 5.80%, 7/1/08                                                                  1,763,768
          2,635,000        Series 1997-A, 6.05%, 7/1/19                                                                  2,690,809
            300,000        Series 1997-A, 5.90%, 7/1/09                                                                    305,241
          4,765,000        Series 1997-A, 6.00%, 7/1/15                                                                  4,858,251
          1,240,000        Series 1997-C, 5.65%, 7/1/19                                                                  1,269,028
            845,000        Series 1998-A, 5.50%, 7/1/12                                                                    863,767
            250,000        Series 1998-A, 5.70%, 7/1/19                                                                    256,088
            115,000        Series 2002-A (Cmnty. Rehab. Providers Fac. Proj.), 5.70%, 7/1/12                               116,837
              5,000     IL HDA Multifamily Rev. Series 1994-5 (Section 8), 6.75%, 9/1/23                                     5,014
            500,000     IL Fin. Auth. Multifamily Rev. Series 2005-A (Senior Living-Bethel Terrace Apt. Proj.)
                           (Section 8), 4.75%, 9/1/15                                                                      479,495
                        IL Hlth. Fac. Auth. Rev.:
            500,000        Series 1993 (Rush-Presbyterian-St. Lukes Proj.), 5.50%, 11/15/25                                505,135
          1,100,000        Ref. Series 1994 (Passavant Memorial Area Hospital Assn.) (MBIA insured),
                               5.95%, 10/1/11                                                                            1,144,583

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
   Quantity/Par ($)     NAME OF ISSUER                                                                            MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
          1,895,000        Ref. Series 1993-A (Edward Hosp. Proj.), 6.00%, 2/15/19                                       1,925,263
             55,000        Unrefunded Balance Series 1996 (MBIA insured), 5.80%, 8/15/16                                    57,146
            350,000        Ref. Series 1996-B (Sarah Bush Lincoln Hlth. Ctr. Proj.), 5.50%, 2/15/16                        356,524
            125,000        Series 1997-A (Edward Oblig Group Proj.) (Ambac insured), 5.25%, 2/15/27                        127,925
            735,000        Ref. Series 1999 (Silver Cross Hosp. Proj.), 5.25%, 8/15/15                                     745,775
            970,000        Ref. Series 2001 (Decatur Memorial Hospital Proj.), 4.625%, 10/1/08                             977,779
            500,000        Series 2000 (IA Health System Proj.), 6.75%, 2/15/13                                            550,770
            200,000     IL Sales Tax Rev. Series 1994-U, 5.00%, 6/15/10                                                    200,154
            500,000     IL State G.O. Series 1995, 5.50%, 7/1/10                                                           505,600
                        Lombard Public Facs. Corp. Rev. First Tier Series 2005-A1 (Conference Ctr. &
                           Hotel Proj.):
            115,000            6.375%, 1/1/15                                                                              116,496
            750,000            (ACA insured) 5.50%, 1/1/25                                                                 782,122
          1,000,000            (ACA insured) 5.50%, 1/1/30                                                               1,038,990
            250,000     Melrose Park Tax Increment G.O. Series 1999-A (FSA insured), 5.25%, 12/15/15                       256,712
                        Southwestern IL Dev. Auth. Rev. Series 1999 (Anderson Hosp. Proj.):
            750,000            5.375%, 8/15/15                                                                             766,545
          2,625,000            5.625%, 8/15/29                                                                           2,660,333
          2,300,000     Southwestern IL Dev. Auth. Local Govt. Prog. Rev. Series 1998-A (City of East St. Louis
                           Tax Increment Financing Proj.), 6.00%, 4/1/10                                                 2,247,054
            500,000     Univ. IL Rev. Hlth. Svc. Facs. Series 1997-A, 5.80%, 10/1/18                                       520,495
            395,000     Upper Illinois River Valley Dev. Auth. Rev. Series 2001 (Morris Hosp. Proj.),
                           6.05%, 12/1/11                                                                                  421,050
            440,000     Will Co. Spl. Educ. Rev. Series 2006, 5.40%, 1/1/18                                                458,049
            500,000     Will Co. Student Hsg. Rev. Series 2002-A (Joliet Junior College Proj.),
                           6.375%, 9/1/13 (3)                                                                              306,215
                                                                                                                  ----------------
                                                                                                                        44,050,739
                                                                                                                  ----------------
     INDIANA (4.3%)
            500,000     Boone Co. Redev. Tax Increment Rev. Series 2005-B, 5.375%, 8/1/23                                  515,810
          1,500,000     Delaware Co. Hosp. Auth. Hosp. Rev. Series 2006 (Cardinal Health Sys. Oblig. Grp.
                           Proj.), 5.00%, 8/1/24                                                                         1,464,690
                        IN Hlth. & Educ. Fac. Fin. Auth. Rev. Series 2005 (Baptist Homes of IN Proj.):
            555,000        5.00%, 11/15/12                                                                                 569,153
            650,000        5.25%, 11/15/25                                                                                 651,918
            200,000     IN Hlth. Fac. Fin. Auth. Hlth. Fac. Rev. Series 1998 (Holy Cross Health Sys.
                           Corp. Proj.) (MBIA insured), 5.00%, 12/1/28                                                     201,618
                        IN Hlth. Fac. Fin. Auth. Hosp. Rev.:
                           Series 1993 (Community Hosp. of Anderson Proj.) (MBIA insured):
            135,000            6.00%, 1/1/14                                                                               135,208
            650,000            6.00%, 1/1/23                                                                               650,553
            600,000        Ref. Series 1998 (Floyd Memorial Hosp. & Hlth. Svcs. Proj.), 5.25%, 2/15/18                     607,836
                           Series 2001-A (Community Foundation Northwest IN):
          1,100,000            5.50%, 8/1/06                                                                             1,100,968
          1,000,000            6.00%, 8/1/07                                                                             1,014,620
          1,000,000            6.00%, 8/1/08                                                                             1,025,260
          1,320,000            5.50%, 8/1/13                                                                             1,354,967
            390,000            6.375%, 8/1/21                                                                              414,274
            190,000            6.375%, 8/1/31                                                                              199,589
            300,000        Series 2004-A (Community Foundation Northwest IN), 4.75%, 3/1/14                                293,979
            500,000     IN HFA Single Family Mtg. Rev. Ref. Series 1992-A, 6.80%, 1/1/17                                   511,470
                        IN Hlth. Fac. Fin. Auth. Rev. Ref. Series 1998:
            170,000        (Greenwood Village South Proj.), 5.35%, 5/15/08                                                 170,070
          1,875,000        (Marquette Manor Proj.), 5.00%, 8/15/18                                                       1,819,163
          1,125,000     IN State Dev. Fin. Auth. Rev. Educ. Facs. Series 2003 (Archdiocese Indpls. Proj.),
                           5.50%, 1/1/33                                                                                 1,166,625
            735,000     Munster Muni Ctr. Corp. Rev. Series 2006 (First MTG Proj.), 4.875%, 7/15/21                        728,032
            250,000     Shelby Co. Indl. Jail Bldg. Corp. Rev. Ref. Series 1996 (First Mtg. Proj.) (MBIA
                           insured), 5.30%, 7/15/07                                                                        253,633
            340,000     St. Joseph Co. Ind. Hosp. Auth. Facs. Rev. Series 2005 (Madison Ctr. Oblig. Group.
                           Proj.), 4.25%, 2/15/07                                                                          339,663
            240,000     South Knox Ind. Sch. Bldg. Corp. First Mtg. Rev. Series 1998, 4.80%, 7/15/17                       242,489
                                                                                                                  ----------------
                                                                                                                        15,431,588
                                                                                                                  ----------------
     IOWA (0.6%)
                        Coralville Urban Renewal Rev. Tax Increment Series 2006-A:
            240,000        5.00%, 6/1/11                                                                                   242,491
            115,000        5.00%, 6/1/12                                                                                   116,050
            120,000        5.00%, 6/1/14                                                                                   118,759
            185,000        5.00%, 6/1/15                                                                                   182,120

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
   Quantity/Par ($)     NAME OF ISSUER                                                                            MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
          1,130,000     IA Fin. Auth. Multifamily Hsg. Rev. Ref. Series 1997-A (Kingswood Apts. Proj.)
                           (GNMA-collateralized), 6.15%, 5/1/32                                                          1,162,295
                        IA Fin. Auth Single Family Rev. Series 2000-D (GNMA/FNMA Mtg. Backed Securities Proj.):
            110,000        5.65%, 7/1/07                                                                                   110,734
            110,000        5.75%, 7/1/09                                                                                   112,625
                                                                                                                  ----------------
                                                                                                                         2,045,074
                                                                                                                  ----------------
     KANSAS (0.0%)
             55,000     Olathe & Labette Cos. Mtg. Loan Rev. Series 1991-B (GNMA collateralized) zero coupon,
                           7.56% effective yield on purchase date, 2/1/23                                                   16,988
                                                                                                                  ----------------

     LOUISIANA (0.9%)
          7,200,000     Capital Appreciation Series 2000-D1 (GNMA & FNMA collateralized) zero coupon,
                           6.46% effective yield on purchase date, 4/1/34                                                1,237,680
                        LA Public Facs. Auth. Rev.:
            500,000        Series 1995-A (Glen Retirement Sys. Proj.), 6.50%, 12/1/15                                      504,820
            500,000        Series 2002-B (Ochsner Clinic Fdn. Proj.), 5.50%, 5/15/32                                       509,990
            400,000     Orleans Levee Dist. Rev. Series 1995-A (Tr. Rcpts.) (FSA insured), 5.95%, 11/1/14                  410,436
            450,000     South LA Port Common Rev. Ref. Series 1997 (Cargill, Inc. Proj.), 5.85%, 4/1/17                    457,614
                                                                                                                  ----------------
                                                                                                                         3,120,540
                                                                                                                  ----------------
     MAINE (0.6%)
            385,000     ME Hlth. & Hgr. Educ. Fac. Auth. Rev. Unrefunded Balance Series 1995-C (FSA insured),
                           5.375%, 7/1/06                                                                                  385,015
          1,000,000     Skowhegan Pollution Ctrl. Rev. Ref. Series 1993 (Scott Paper Co. Proj.), 5.90%, 11/1/13          1,001,550
          1,000,000     South Berwick Educ. Rev. Series 1998 (Berwick Academy Issue), 5.25%, 8/1/13                      1,015,730
                                                                                                                  ----------------
                                                                                                                         2,402,295
                                                                                                                  ----------------
     MASSACHUSETTS (0.8%)
                        MA Hlth. & Educ. Fac. Auth. Rev.:
            250,000        Series 1993-E (South Shore Hosp. Proj.) (MBIA insured), 5.50%, 7/1/20                           252,690
          1,000,000        Series 1998-B (Cape Cod Healthcare Obligated Group Issue Proj.), 5.25%, 11/15/13              1,018,540
            350,000        Series 2005-E (Emerson Hosp. Proj.) (Radian insured), 3.50%, 8/15/07                            348,138
                        MA Dev. Fin. Agy. Rev. Series 2005 (Evergreen Ctr., Inc.):
            185,000        4.00%, 1/1/07                                                                                   184,436
            195,000        4.00%, 1/1/08                                                                                   192,681
            200,000        4.00%, 1/1/09                                                                                   196,130
            600,000     MA Indus. Fin. Agy. Rev. Series 1995 (St. Mark's School Issue), 6.00%, 1/1/15                      611,976
                                                                                                                  ----------------
                                                                                                                         2,804,591
                                                                                                                  ----------------
     MICHIGAN (3.2%)
            520,000     Central Wayne Co. Sanitation Auth. Incinerator Rev. Series 2003-VII, 4.375%, 7/1/06                519,995
                        Chandler Park Academy Public School Rev. Series 2005:
             80,000        3.60%, 11/1/07                                                                                   79,222
            125,000        4.00%, 11/1/09                                                                                  123,116
            500,000        5.00%, 11/1/22                                                                                  489,050
          1,000,000     Kent Hosp. Fin. Auth. Rev. Series 2005-A (Met Hosp. Proj.), 6.00%, 7/1/35                        1,060,990
            225,000     MI Hosp. Fin. Auth. Rev. Ref. Series 1994 (Mercy Mem. Hosp. Proj.)(MBIA insured),
                           5.25%, 6/1/21                                                                                   225,148
                        MI Hosp. Fin. Auth. Rev. Ref. Series 1997-A:
          1,640,000        (Mid MI Obligation Group), 5.20%, 6/1/12                                                      1,692,726
            635,000        (Detroit Medical Group), 5.25%, 8/15/27                                                         648,703
            750,000     MI Strategic Fund Ltd. Obligation Rev. Ref. Series 2003 (Dow Chemical Proj.)
                           (Mandatory Put 6/1/08), 4.60%, 6/1/14                                                           755,895
            750,000     Monroe Co. Hosp. Fin. Auth. Hosp. Rev. Ref. Series 2006 (Mercy Memorial Hosp. Proj.),
                           5.375%, 6/1/26                                                                                  752,535
            500,000     Plymouth Educ. Ctr. Charter Schl. Academy Rev. Ref. Series 2005, 5.00%, 11/1/11                    502,525
            300,000     Pontiac Tax Increment Fin. Auth. Rev. Ref. Series 2002 (Dev. Area 2 Proj.) (ACA
                           insured), 5.625%, 6/1/22                                                                        312,549
          2,095,000     Southfield Econ. Dev. Corp. Ltd. Obligation Rev. Series 1998-A (Lawrence Tech. Univ.
                           Proj.), 5.25%, 2/1/13                                                                         2,119,092
          1,873,912     Suburban Mobility Auth. Regl. Transportation C.O.P. Series 2002, 4.90%, 2/15/09 (5)              1,874,175
                        Summit Academy North Public School C.O.P. Series 2001:
            135,000        5.70%, 7/1/06                                                                                   135,005
            145,000        5.95%, 7/1/07                                                                                   147,509
                                                                                                                  ----------------
                                                                                                                        11,438,235
                                                                                                                  ----------------
     MINNESOTA (1.2%)
          3,385,000     Dakota Co. HRA Multifamily Mtg. Rev. Ref. Series 1997-A (Park Place
                           Apts. Proj.)(GNMA Collateralized), 6.875%, 2/20/32                                            3,580,788
            740,000     Hopkins Multifamily Hsg. Rev. Series 1996 (Hopkins Renaissance Proj.)(Section 8),
                           6.375%, 4/1/20                                                                                  765,441
                                                                                                                  ----------------
                                                                                                                         4,346,229
                                                                                                                  ----------------

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
   Quantity/Par ($)     NAME OF ISSUER                                                                            MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
     MISSISSIPPI (0.4%)
            325,000     MS Dev. Bank Spl. Oblig. Rev. Ref. Series 1998 (Three Rivers Solid Waste Proj.),
                           5.125%, 7/1/14                                                                                  318,633
            100,000     MS Business Fin. Corp. Hlth. Fac. Rev. Series 1998 (Rush Medical Foundation Inc.
                           Proj.), 5.375%, 7/1/15                                                                           96,848
          1,000,000     MS Hosp. Equip. & Facs. Auth. Rev. Series 1997-A (Rush Med. Fdn. Proj.), 6.00%, 1/1/16           1,015,500
                                                                                                                  ----------------
                                                                                                                         1,430,981
                                                                                                                  ----------------
     MISSOURI (2.7%)
            380,000     Brentwood Tax Increment Rev. Ref. Series 2005, 3.625%, 5/1/09                                      373,384
          1,000,000     Cameron Indl. Dev. Auth. Rev. Ref. Series 2000 (Cameron Cmnty. Hosp. Proj.)
                           (ACA insured), 5.80%, 12/1/09                                                                 1,020,400
            500,000     Cape Girardeau Co. Indl. Dev. Auth. Hlth. Care Fac. Rev. Series 2002 (Southeast MO Hosp.
                           Assoc. Proj.), 5.75%, 6/01/32                                                                   512,300
            205,000     Chesterfield Rev. Ref. & Impt. Series 2002 (Chesterfield Vy. Projs.), 4.50%, 4/15/16               204,902
            500,000     Fenton Tax Increment Rev. Ref. Series 2006 (Gravois Bluffs Redev. Proj.), 4.50%, 4/1/21            492,025
            205,000     Greene Co. C.O.P. Series 2000 (Law Enforcement Proj.), 5.50%, 7/1/09                               209,104
            375,000     Hannibal Indl. Dev. Auth. Tax Increment & Transn. Dev. Rev. Ref. & Impt. Series 2006
                           (Stardust-Munger Proj.), 4.70%, 4/15/23                                                         360,641
                        MO Dev. Finance Board Infrastructure Fac. Rev.:
                           Series 2000A (Eastland Ctr. Proj. Phase 1):
            710,000            5.75%, 4/1/09                                                                               728,595
            550,000            5.75%, 4/1/12                                                                               566,637
          1,000,000        Series 2000-B (Eastland Ctr. Proj. Phase 2), 6.00%, 4/1/15                                    1,043,350
            450,000        Series 2005-A (Public Safety Proj.), 4.00%, 3/1/08                                              448,276
            260,000     Joplin Dev. Auth. Hlth. Facs. Rev. Series 2004 (Freeman Hlts. Sys. Proj.),
                           3.875%, 2/15/07                                                                                 259,514
            500,000     MO Hlth. & Educ. Fac. Auth. Rev. Series 2005-A (Sr. Living Fac.-Lutheran Sr. Svcs.
                           Proj.), 5.375%, 2/1/35                                                                          505,420
            700,000     MO Hlth. & Educ. Fac. Auth. Educ. Fac. Rev. Series 1999 (Park College Proj.),
                           5.55%, 6/1/09                                                                                   697,438
                        MO Environmental Impt. & Energy Res. Auth. Water Fac. Rev. Ref.:
            825,000        Series 1996, 5.25%, 12/1/09                                                                     837,556
            150,000        Series 1999 (Tri-Co. Water Auth. Proj.)(Radian insured), 5.50%, 4/1/07                          151,686
          1,000,000     St. Louis Indl. Dev. Auth. Tax-Exempt Impt. Rev. Series 1998 (St. Louis Zoo Fdn.)
                           (LOC Nationsbank), 5.10%, 8/15/12                                                             1,016,840
            275,000     Univ. City Indl. Dev. Auth. Hsg. Rev. Ref. Series 1995-A (Canterbury Proj.),
                           5.75%, 12/20/15                                                                                 275,220
                                                                                                                  ----------------
                                                                                                                         9,703,288
                                                                                                                  ----------------
     MONTANA (0.6%)
          1,135,000     Crow Finance Auth. Tribal Purpose Revenue Series 1997-A, 5.70%, 10/1/27                          1,166,746
          1,000,000     MT Fac. Fin. Auth. Rev. Series 2005 (Great Falls Pre-Release Svcs. Proj.), 5.08%, 4/1/21         1,000,540
                                                                                                                  ----------------
                                                                                                                         2,167,286
                                                                                                                  ----------------
     NEVADA (2.0%)
          2,750,000     Clark Co. Pollution Ctrl. Rev. Ref. Series 1992B (Nevada Pwr. Co. Proj.)(FGIC
                           insured), 6.60%, 6/1/19                                                                       2,795,430
          1,000,000     Humboldt Co. Pollution Ctrl. Rev. Ref. Series 1987 (Sierra Pac. Proj.), 6.55%, 10/1/13           1,023,650
            600,000     Las Vegas Paiute Tribe Rev. Series 2002A (ACA insured), 6.625%, 11/1/17                            658,098
            350,000     North Las Vegas LOC Impt. Spl. Assessment Ref. Sub. Spl. Series 2006-B (Impt. Dist.
                           No. 60), 4.50%, 12/1/10                                                                         346,126
                        NV Hsg. Dev. SF Mtg. Program:
                           Series 1995-A:
            400,000            6.00%, 6/1/08                                                                               400,480
          1,000,000            6.125%, 6/1/12                                                                            1,001,030
            160,000        Mezzanine Series 1998B-1, 5.30%, 4/1/16                                                         164,102
          1,000,000     Washoe Co. Gas & Water Fac. Rev. Ref. Series 1987 (Ambac insured), 6.30%, 12/1/14                1,019,680
                                                                                                                  ----------------
                                                                                                                         7,408,596
                                                                                                                  ----------------
     NEW HAMPSHIRE (1.3%)
                        Manchester Hsg. & Redev. Auth. Rev.:
            300,000        Series 2000-B (Radian insured) zero coupon, 5.25% effective yield on purchase
                               date, 1/1/19                                                                                158,283
            875,000        Series 2000-B (ACA insured), zero coupon, 6.00% effective yield on purchase
                               date, 1/1/21                                                                                396,672
            890,000        Series 2000-A (ACA insured), 6.75%, 1/1/15                                                      956,750
                        NH Hlth. & Educ. Fac. Auth. Rev.:
            500,000        Series 2004 (Covenant Hlth. Proj.), 5.00%, 7/1/14                                               505,420
            485,000        Series 2006 (The Memorial Hosp. Proj.), 5.25%, 6/1/16                                           492,023
                        NH Hlth. & Educ. Facs. Auth. Hosp. Rev. Series 2004 (Speare Mem. Hosp. Proj.):
            255,000        5.00%, 7/1/10                                                                                   254,816
            500,000        5.00%, 7/1/16                                                                                   489,795
            690,000     NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1997 (Catholic Charities Proj.),
                           5.75%, 8/1/12                                                                                   697,935
            280,000     NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1997 (Monadnock Cmnty. Hosp.),
                           5.25%, 10/1/07                                                                                  282,895
            390,000     NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1998 (New Hampton School), 5.00%, 10/1/08           393,857
                                                                                                                  ----------------
                                                                                                                         4,628,446
                                                                                                                  ----------------

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
   Quantity/Par ($)     NAME OF ISSUER                                                                            MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
     NEW MEXICO (0.4%)
            815,000     NM MFA Forward Mortgage-Backed Series 1995-E (GNMA collateralized), 6.95%, 1/1/26                  824,046
            500,000     NM Hsg. Auth. Region III Multifamily Hsg. Rev. Series 2003-A (Villa Del Oso Apts.
                           Proj.), 6.00%, 7/1/17                                                                           502,640
            160,000     Taos Co. Gross Receipts Tax Rev. Series 2004 (Co. Education Improvement Proj.),
                           3.25%, 10/1/08                                                                                  156,355
                                                                                                                  ----------------
                                                                                                                         1,483,041
                                                                                                                  ----------------
     NEW YORK (1.0%)
            170,000     Monroe Co. Indl. Dev. Agy. Student Hsg. Rev. Series 1999-A (Collegiate Hsg. Fdn. -
                           Rochester Institute of Technology Proj.), 4.90%, 4/1/09                                         170,979
          1,230,000     NY Dorm Auth. Rev. Series 1996-A (Maimonides Med. Ctr. Proj.), 5.75%, 8/1/24                     1,256,408
             75,000     NY Dorm Auth. Rev. Series 2002 (FHA insured), 4.00%, 2/1/12                                         74,922
            190,000     NY Cos. Tobacco Trust IV Settlement Pass-Thru Rev. Series 2005-A, 4.25%, 6/1/21                    185,681
            135,000     NY G.O. Series 1996-G, 5.75%, 2/1/17                                                               137,191
            500,000     NY Dorm Auth. Rev. Series 1997 (State Univ. Fac. Proj.), 5.125%, 5/15/21                           510,610
                        NY Tobacco Settlement Fing. Corp Asset-Backed Rev.:
            160,000        Series 2003-C1, 5.00%, 6/1/11                                                                   160,136
            250,000        Series 2003-C1, 5.25%, 6/1/13                                                                   255,808
            500,000        Series 2003-C1, 5.50%, 6/1/14                                                                   518,920
            450,000     Suffolk Co. Indl. Dev. Agy. Continuing Care Retirement Rev. Ref. Series 2006
                           (Jeffersons Ferry Proj.), 4.10%, 11/1/07                                                        448,821
                                                                                                                  ----------------
                                                                                                                         3,719,476
                                                                                                                  ----------------
     NORTH CAROLINA (0.5%)
            500,000     Charlotte-Mecklenburg Hosp. Auth. Hlth. Care Sys. Rev. Series 1997-A (Carolinas Hlth.
                           Care Proj.), 5.00%, 1/15/14                                                                     510,265
            215,000     Mecklenburg Co. Indus. Facs. & Pollution Ctrl. Fin. Auth. Rev. Series 1993 (Fluor
                           Corp. Proj.), 5.25%, 12/1/09                                                                    215,153
            250,000     NC Med. Care Commission Hosp. Rev. Series 1995 (Gaston Memorial Hsop. Proj.),
                           5.50%, 2/15/19                                                                                  254,567
            500,000     NC Med. Care Commission Hlth. Care Hsg. Rev. Series 2004-A (The ARC of NC Proj.),
                           4.65%, 10/1/14                                                                                  495,575
            420,000     NC Med. Care Commission Rev. Series 2003 (FHA Insd. Mtg.-Betsy Johnson Proj.)
                           (FSA insured), 5.375%, 10/1/24                                                                  445,162
                                                                                                                  ----------------
                                                                                                                         1,920,722
                                                                                                                  ----------------
     OHIO (1.7%)
             75,000     Akron Waterworks Rev. Ref. Series 1996 (MBIA insured), 4.80%, 3/1/07                                75,458
            295,000     Cleveland-Cuyahoga Port. Auth. Dev. Rev. Series 1999-A (Port of Cleveland Bond Fund
                           Capital Imprv. Proj.), 5.375%, 5/15/19                                                          296,676
                        Cleveland-Cuyahoga Co. Port. Auth. Dev. Rev. :
            700,000        Series 2004-D (Garfield Heights Proj.), 5.25%, 5/15/23                                          702,632
            610,000        Series 2004-E (Meyers Univ. Proj.), 4.65%, 5/15/14                                              601,667
            530,000        Series 2004-E (Meyers Univ. Proj.), 5.60%, 5/15/25                                              539,174
            275,000        Series 2005-B (Fairmount Proj.), 5.125%, 5/15/25                                                274,159
            750,000        Series 2006-A (Sr. Hsg. - St. Clarence - Geac Proj.), 6.00%, 5/1/21                             743,393
            430,000     Cleveland C.O.P. Series 1997 (Cleveland Stadium Proj.), 5.25%, 11/15/2027                          441,326
            120,000     Cleveland Pub. Pwr. Sys. Rev. Ref. Subordinate Series 1996-1 (MBIA insured),
                           5.00%, 11/15/24                                                                                 121,872
          1,000,000     Dayton Special Facs. Rev. Ref. Series 1998-A (Emery Air Freight Proj.), 5.625%, 2/1/18           1,039,700
            700,000     Lorain Co. Hosp. Rev. Series 1997-B (Catholic Hlth.Care Partners Proj.) (MBIA
                           insured), 5.50%, 9/1/27                                                                         723,653
            500,000     Miami Co. Hosp. Fac. Rev. Ref. Impt. Series 2006 (Upper Valley Med. Ctr. Proj.),
                           5.25%, 5/15/17                                                                                  516,945
                                                                                                                  ----------------
                                                                                                                         6,076,655
                                                                                                                  ----------------
     OKLAHOMA (2.5%)
                        Citizen Potawatomi Nation Tax Rev. Series 2004-A:
            660,000        5.00%, 9/1/08                                                                                   658,211
            500,000        6.50%, 9/1/16                                                                                   521,040
            250,000     Langston Econ. Dev. Auth. Rev. Series 2005-A (Langston Univ. Proj.) (ACA insured),
                           5.00%, 5/1/35                                                                                   244,750
            200,000     Comanche Co. Hosp. Auth. Rev. Ref. Series 2004 (Radian insured), 3.75%, 7/1/06                     199,998
            500,000     McClain Co. Econ. Dev. Auth. Educ. Fac. Lease Rev. Series 2006 (Newcastle Pub.
                           School Proj.), 4.125%, 9/1/08                                                                   498,160
                        Norman Regl. Hosp. Auth. Rev.:
          1,500,000        Ref. Series 1996-A (MBIA insured), 5.625%, 9/1/16                                             1,533,660
            340,000        Ref. Series 1996-A (MBIA insured), 5.625%, 9/1/21                                               347,551
            500,000        Series 2005, 5.50%, 9/1/24                                                                      515,160
            335,000     Stillwater Med. Ctr. Auth. Rev. Series 2005, 4.50%, 5/15/07                                        335,429
          1,345,000     Tulsa Indl. Auth. Educ. Fac. Rev. Ref. Series 1999-B (Holland Hall School Proj.),
                           5.00%, 12/1/14                                                                                1,364,476

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
   Quantity/Par ($)     NAME OF ISSUER                                                                            MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
            995,000     Valley View Hosp. Auth. Rev. Ref. Series 1996, 6.00%, 8/15/14                                    1,014,532
          1,250,000     Washington Co. Med. Auth. Rev. Bartlesville Ref. Series 1996 (Jane Phillips Med.
                           Ctr. Proj.) (Connie Lee insured), 5.50%, 11/1/10                                              1,268,062
            500,000     Weatherford Hosp. Auth. Rev. Series 2006, 6.00%, 5/1/16                                            513,555
                                                                                                                  ----------------
                                                                                                                         9,014,584
                                                                                                                  ----------------
     OREGON (1.1%)
                        Cow Creek Band Umpqua Tribe of Indians Rev.:
          3,005,000        Series 1998-B (Ambac insured), 5.10%, 7/1/12                                                  3,005,992
            500,000        Series 2006-C, 4.875%, 10/1/08                                                                  498,890
            200,000     Klamath Falls Intercmnty. Hosp. Auth. Rev. Ref. Series 2002 (Merle West Med. Ctr.
                           Proj.), 5.20%, 9/1/09                                                                           203,000
            185,000     OR Hsg. & Cmty. Svcs. Dept. Mtg. Rev. Series 2000-K, 5.70%, 7/1/22                                 185,183
                                                                                                                  ----------------
                                                                                                                         3,893,065
                                                                                                                  ----------------
     PENNSYLVANIA (5.0%)
            200,000     Abington Co. School Dist. G.O. Series 1997 (FGIC insured), 5.125%, 5/15/26                         201,324
                        Allegheny Co. Hosp. Dev. Auth. Rev. Series 2003-A (Ohio Valley Gen. Hosp. Proj.):
            245,000        3.30%, 4/1/08                                                                                   240,227
            135,000        3.875%, 4/1/10                                                                                  132,041
            125,000     Beaver Co. Indus. Dev. Auth. Pollution Ctrl. Rev., Series 1977 (St. Joe Minerals
                           Corp. Proj.), 6.00%, 5/1/07                                                                     125,209
            565,000     Chartiers Valley Indl. & Commercial Dev. Auth. Rev. Ref. Series 2003-A
                           (Friendship Village South Proj.), 4.75%, 8/15/11                                                561,192
             85,000     Delaware Co. Auth. Hosp. Rev. Series 1994 (Crozer-Chester Proj.)(MBIA insured),
                           5.30%, 12/15/20                                                                                  85,689
          1,210,000     Delaware River Port Auth. PA & NJ Rev. Series 1995 (FGIC insured), 5.50%, 1/1/26                 1,235,676
            555,000     Erie Auth. Pkg. Fac. Rev. Series 2006, 4.60%, 9/1/21                                               539,144
          2,750,000     Grove City Area Hosp. Auth. Rev. Series 1998 (United Cmnty. Hosp. Proj.), 5.25%, 7/1/12          2,724,233
                        Lehigh Co. General Purpose Auth. Rev.:
            495,000        Rev. Series 2004-A (Good Shepherd Group), 4.00%, 11/1/09                                        490,604
            500,000        Rev. Series 2003 (Saint Luke's Bethlehem Proj.), 5.25%, 8/15/23                                 508,405
            820,000     Montgomery Co. Indus. Dev. Auth. Retirement Cmnty. Rev. Series 1998, 5.25%, 11/15/28               823,444
            730,000     PA Econ. Dev. Fin. Auth. Rev. Series 1998-A (Northwestern Human Svcs. Proj.) (ACA
                           insured), 4.875%, 6/1/08                                                                        738,008
                        PA Hgr. Educ. Fac. Auth. Hlth. Svcs. Rev. Series 1996-A (Allegheny Delaware Valley
                           Obligated Group, Inc.) (MBIA insured):
            150,000            5.500%, 11/15/08                                                                            154,820
          3,890,000            5.875%, 11/15/16                                                                          3,995,108
                        PA Higher Educ. Fac. Auth.  Rev.:
            590,000        Series 2000 (Univ. of the Arts Proj.) (Radian insured), 5.75%, 3/15/30                          617,140
                           Series 2005 (Widener Univ. Proj.):
            100,000            3.00%, 7/15/07                                                                               98,936
            190,000            3.10%, 7/15/08                                                                              186,189
            370,000        Series 2006-FF2 (Assn. Indpt. Colleges & Univ. Proj.) (Radian insured),
                               5.00%, 12/15/24                                                                             375,210
          1,000,000     PA Hgr. Educ. Fac. Auth. College & Univ. Rev. Series 1998 (Geneva College Proj.),
                           5.375%, 4/1/15                                                                                1,024,630
            300,000     PA State Univ. Rev. Series 1997-A (MBIA insured), 5.00%, 8/15/27                                   304,299
                        Philadelphia Hosp. & Hgr. Educ. Fac. Auth. Hosp. Rev. (Temple Univ Hosp. Proj.):
                           Series 1993-A:
            775,000            6.50%, 11/15/08                                                                             798,831
            385,000            6.625%, 11/15/23                                                                            390,921
            400,000        Series 1997, 5.875%, 11/15/23                                                                   406,832
          1,200,000     Washington Co. Auth. Rev. Series 1999, 6.15%, 12/1/29                                            1,278,780
                                                                                                                  ----------------
                                                                                                                        18,036,892
                                                                                                                  ----------------
     PUERTO RICO (0.6%)
          1,250,000     Puerto Rico Aqueduct & Swr. Auth. Rev. Ref. Series 1995, 5.00%, 7/1/19                           1,273,000
          1,000,000     Puerto Rico Comwlth. Infrastructure Fin. Auth. Special Obilgation Series 2000-A,
                           5.50%, 10/1/32                                                                                1,060,910
                                                                                                                  ----------------
                                                                                                                         2,333,910
                                                                                                                  ----------------
     RHODE ISLAND (0.4%)
            260,000     RI Clean Water Protection Fin. Agy. Pooled Lien Rev. Series 1995A (MBIA insured),
                           5.375%, 10/1/15                                                                                 264,342
                        RI Hlth. & Educ. Bldg. Corp. Rev. Series 1997 (Steere House Proj.):
            260,000        5.375%, 7/1/07                                                                                  262,023
            565,000        5.80%, 7/1/20                                                                                   570,175
            280,000     RI Hlth. & Educ. Bldg. Corp. Rev. Series 1996 (Roger Williams Univ.)(Connie Lee
                           insured), 5.375%, 11/15/24                                                                      286,804
                                                                                                                  ----------------
                                                                                                                         1,383,344
                                                                                                                  ----------------

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
   Quantity/Par ($)     NAME OF ISSUER                                                                            MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
     SOUTH CAROLINA (1.5%)
            500,000     Berkeley Co. Sch. Dist. Intallment Lease Series 2003 (Securing Assets For Education
                           Proj.), 5.25%, 12/01/2019                                                                       513,570
            400,000     Charleston Educ. Excellence Fin. Rev. Series 2005 (Charleston Co. Schl. Dist. Proj.),
                           5.25%, 12/1/20                                                                                  417,192
             60,000     Greenville Hosp. Sys. Hosp. Fac. Rev. Series 2001, 5.00%, 5/1/31                                    60,449
          1,500,000     Kershaw Co. Public Sch. Fdn. Installment Pwr. Rev. Series 2006 (Kershaw Co. Sch. Dist.
                           Proj.) (CIFG insured), 5.00%, 12/1/25                                                         1,531,725
                        Newberry Investing Children's Educ. Installment Rev. Series 2005 (Newberry Co. School
                           Dist. Proj.):
            500,000            3.50%, 12/1/07                                                                              496,145
            245,000            4.00%, 12/1/08                                                                              243,748
          1,000,000            5.25%, 12/1/21                                                                            1,026,190
            650,000     SC Educ. Facs. Auth. Rev. Series 1996-A (Furman Univ. Proj.) (MBIA insured),
                           5.50%, 10/1/26                                                                                  665,086
            500,000     SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Series 2006 (Tuomey Regl. Med. Ctr. Proj.)
                           (CIFG insured), 5.00%, 11/1/30                                                                  507,735
                                                                                                                  ----------------
                                                                                                                         5,461,840
                                                                                                                  ----------------
     SOUTH DAKOTA (0.3%)
            500,000     SD Bldg. Auth. Lease Rev. Series 1996-A, 5.30%, 12/1/11                                            512,395
                        SD Hlth. & Educ. Fac. Auth. Rev. (Huron Regional Med. Ctr. Proj.):
                           Ref. Series 2006 (Huron Regional Med. Ctr. Proj.):
            100,000            4.00%, 4/1/07                                                                                99,745
            125,000            4.25%, 4/1/08                                                                               124,420
            410,000        Series 2006 (Westhills Village Retirement Community), 5.00%, 9/1/19                             413,723
                                                                                                                  ----------------
                                                                                                                         1,150,283
                                                                                                                  ----------------
     TENNESSEE (2.0%)
            500,000     Johnson City Hlth. & Educ. Fac. Brd. Hosp. Rev. Series 2006-A (Mountain States Hlth.
                           Alliance Proj.), 5.50%, 7/1/31                                                                  512,760
            835,000     Knox Co. Hlth. Educ. & Hsg. Fac. Brd. Rev. Series 1999 (Univ. Hlth. Sys. Inc. Proj.),
                           5.625%, 4/1/29                                                                                  855,483
                        Metro Govt. Nashville & Davidson Co. Indus. Dev. Brd. Rev. Ref.:
            250,000        Series 1994-A (Section 8) (FNMA collateralized), 6.00%, 4/1/24                                  251,197
            240,000        Series 2001-A (GNMA collateralized), 6.625%, 3/20/36                                            259,572
                        Shelby Co. Hlth., Educ. & Hsg. Fac. Board Multifamily  Hsg. Rev.:
                           (CME Memphis Apts. Proj.):
          1,850,000            Senior Series 1998-A, 5.35%, 1/1/19 (3)                                                     730,787
          7,875,000            Senior Series 1998-A, 5.55%, 1/1/29 (3)                                                   3,100,860
          1,630,000            Subordinate Series 1998-C, 6.00%, 1/1/29 (3)                                                     16
                           (Eastwood Park Apts. Proj.):
          1,000,000            Senior Series 1995-A2, 6.40%, 9/1/25 (3)                                                    398,560
            405,000            Subordinate Series 1995-C, 7.50%, 9/1/25 (3)                                                      4
                           (Raleigh Forest & Sherwood Apts. Proj.):
          2,670,000            Senior Series 1996-A, 6.60%, 1/1/26 (3)                                                   1,064,529
            610,000            Subordinate Series 1996-C, 7.25%, 1/1/26 (3)                                                  1,366
                                                                                                                  ----------------
                                                                                                                         7,175,134
                                                                                                                  ----------------
     TEXAS (12.6%)
          2,500,000     Arlington Special Oblig. Rev. Series 2005-A (Special Tax-Dallas Cowboys Proj.),
                           5.00%, 8/15/34                                                                                2,601,075
                        Austin Convention Enterprises, Inc. (Convention Ctr.) Revenue:
            750,000        Series 2001-A (Convention Center), 6.375%, 1/1/16                                               783,750
            850,000        Series 2001-B (ZC Specialty Ins. Co.), 5.75%, 1/1/16                                            882,419
            500,000        Series 2001-B (ZC Specialty Ins. Co.), 6.00%, 1/1/23                                            526,660
                        Austin Utilities System Rev. Ref.:
             20,000        Series 1993 (MBIA insured), 5.25%, 5/15/18                                                       20,020
            500,000        Series 1997, 5.125%, 11/15/13                                                                   507,130
          1,000,000     Bell Co. Hlth. Fac. Dev. Corp. Retirement Fac. Rev. Series 1998 (Buckner Retirement
                           Services, Inc. Obligated Group, Proj.), 5.00%, 11/15/11                                       1,017,380
          1,500,000     Bexar Co. Hlth. Fac. Dev. Corp. Rev. Ref. Series 1993 (Incarnate Word Hlth. Svcs.
                           Proj.) (FSA insured), 6.10%, 11/15/23                                                         1,518,330
                        Bexar Co. HFC Multifamily Hsg. Rev.:
            565,000        Subordinated Series 2000-C (Honey Creek Apts. Proj.), 8.00%, 4/1/30                             564,887
            160,000        Subordinated Series 2001-B (American Oppty. Hsg. Dublin Kingswood & Waterford Apts.
                               Proj.), 7.50%, 12/1/14                                                                      163,352
            545,000     Bexar Co. Rev. Series 2000 (Venue Proj.)(MBIA insured), 5.75%, 8/15/22                             573,476
            500,000     Brazos Co. Hlth. Fac. Dev. Corp. Franciscan Svcs. Corp. Series 2002, 5.375%, 1/01/2032             511,610
            650,000     Brazos River Hbr. Nav. Dist Rev. Series 2002-B-2 (Dow Chemical Co. Proj.),
                           4.75%, 5/15/33                                                                                  653,432
          6,185,000     Dallas HFC Multifamily Mtg. Rev. Series 1998-A (GNMA collateralized) (Towne Ctr. Apts.
                           Proj.), 6.75%, 10/20/32                                                                       6,628,341
            200,000     Denison Hosp. Rev. Series 1997 (Texoma Med. Ctr., Inc. Proj.), 6.125%, 8/15/17                     206,426
            500,000     Galveston Co. Hlth. Fac. Dev. Corp. Rev. Series 1995 (Devereux Foundation Proj.)
                           (MBIA insured), 5.00%, 11/1/14                                                                  506,880

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
   Quantity/Par ($)     NAME OF ISSUER                                                                            MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
            500,000     Garza Co. Public Hlth. Fac. Corp. Rev. Ref. Series 2005, 4.50%, 10/1/06                            500,100
            500,000     Harris Co. Rev. Ref. Sr. Lien Series 2005-A (Toll Road Proj.) (FSA insured),
                           5.25%, 8/15/35                                                                                  515,275
            310,000     Harris Co. Hlth. Fac. Dev. Corp. Hosp. Rev. Series 1998 (Hermann Hosp. Sys. Proj.)
                           FSA insured), 5.25%, 6/1/27                                                                     317,927
                        Hidalgo Co. Hlth. Svcs. Rev. Series 2005 (Mission Hosp., Inc. Proj.):
            255,000        4.00%, 8/15/06                                                                                  254,883
            515,000        4.00%, 2/15/07                                                                                  513,707
            700,000        5.00%, 8/15/19                                                                                  688,590
            750,000     Houston Cmnty. College G.O. Ref. Series 2005, 5.00%, 2/15/12                                       754,043
            475,000     Keller Indpt. Sch. Dist. G.O. Unrefunded Series 1996-A, 5.125%, 8/15/25                            475,750
                        Kerrville Hlth. Fac. Dev. Corp. Hosp. Rev. Series 2005 (Sid Peterson Memorial
                           Hosp. Proj.):
            655,000            4.125%, 8/15/10                                                                             643,714
          1,500,000            5.45%, 8/15/35                                                                            1,502,265
            500,000     Lewisville Combination Contract Rev. Ref. Series 2004 (ACA insured), 5.75%, 9/1/12                 531,540
             62,087     Midland HFC Single Family Mtg. Rev. Ref. Series 1992 A-2, 8.45%, 12/1/11                            63,993
                        Mesquite Hlth. Fac. Dev. Corp. Retirement Fac. Rev. (Christian Care Ctr. Proj.):
            625,000        Series 2000-A, 7.00%, 2/15/10                                                                   660,669
            750,000        Series 2005, 5.00%, 2/15/15                                                                     748,290
            500,000     North Central Hlth. Fac. Dev. Corp. Rev. Ref. Series 1995 (Baylor Hlth. Care Sys.),
                           5.50%, 5/15/13                                                                                  510,125
          7,245,000     Nortex Hsg. Fin. Corp. Multifamily Hsg. Rev. Series 1999 (GNMA collateralized)
                           (Highland Oaks Apts. Proj.), 6.75%, 9/20/32                                                   7,694,842
            500,000     Red River Auth. Pollution Ctrl. Rev. Ref. Series 1991 (Ambac insured), 5.20%, 7/1/11               509,015
                        Richardson Hosp. Auth. Rev. Ref. Series 1998 (Baylor/Richardson Proj.):
            585,000        5.50%, 12/1/18                                                                                  598,783
          1,375,000        5.625%, 12/1/28                                                                               1,402,637
          1,000,000     Sam Rayburn Muni Pwr. Agency Rev. Ref. Series 2002, 5.00%, 10/1/07                               1,006,260
            900,000     San Antonio Hotel Occupancy Rev. Series 1996 (Henry Gonzalez Proj.) (FGIC insured),
                           5.70%, 8/15/26                                                                                  919,656
            350,000     Sendero I Pub. Fac. Corp. Multifamily Hsg. Rev. Series 2003-A (Crown Meadows Proj.),
                           5.00%, 6/1/23                                                                                   356,542
                        Tarrant Co. Hlth. Facs. Dev. Corp. Rev. Series 1997-A:
            750,000        (Hlth. Resources Sys. Proj.), 5.25%, 2/15/22                                                    773,340
            315,000        (So. Central Nursing Proj.), 6.00%, 1/1/37                                                      339,573
                        Tarrant Co. HFC Multifamily Hsg. Rev:
            530,000        Senior Series 2001-A (Westridge Apts. Proj.), 5.50%, 6/1/11                                     265,615
            490,000        Subordinate Series 2001-C (Crossroads Apt. Proj.), 7.25%, 12/1/36 (3)                            24,500
                        Tomball Co. Hosp. Auth. Rev. Ref. Series 2005:
            500,000        4.00%, 7/1/06                                                                                   499,995
            250,000        5.00%, 7/1/10                                                                                   253,070
                        TX Affordable Hsg. Corp. Multifamily Hsg. Rev:
            615,000        Senior Series 2001-A (NHT / GTEX Proj.)(MBIA insured), 4.10%, 10/1/08                           614,336
            740,000        Junior Series 2001-B (NHT / GTEX Proj.), 6.75%, 10/1/16 (3)                                      95,934
            845,000     TX Dept. Hsg. & Cmnty. Affairs Multi. Hsg. Rev. Sub. Series 1996-C (Harbours Apts.
                           Proj.), 7.375%, 7/1/26                                                                          855,808
            730,000     TX Public Property Fin. Corp. Mental Hlth. & Mental Retardation Rev. Series 1996,
                           6.20%, 9/1/16                                                                                   739,052
            230,000     TX St. Student Hsg. Corp. Rev. Series 2002 (Midwestern St. Univ. Proj.), 5.50%, 9/1/12             232,859
                        TX Water Dev. Brd. State Revolving Fund Sr. Lien Rev.:
            500,000        Series 1996-A, 5.25%, 7/15/17                                                                   500,510
            250,000        Series 1996-B, 5.125%, 7/15/18                                                                  251,315
            340,000     Tyler Hlth. Facs. Dev. Corp. Rev. Series 1997-B (East TX Med. Ctr. Proj.),
                           5.60%, 11/1/27                                                                                  352,713
            205,000     Weslaco Hlth. Fac. Dev. Series 2002 (Knapp Med. Ctr. Proj.), 5.00%, 6/1/07                         206,002
            500,000     Winkler Co. G.O. Series 2006 (Radian insured ), 5.25%, 2/15/31                                     514,430
                                                                                                                  ----------------
                                                                                                                        45,352,826
                                                                                                                  ----------------
     UTAH (0.7%)
            725,000     Eagle Mountain Water & Sewer Rev. Ref. Series 2000 (ACA insured), 5.60%, 11/15/13                  761,540
                        Salt Lake Co. College Rev. (Westminster College Proj.):
          1,000,000        Series 1997, 5.75%, 10/1/27                                                                   1,031,010
                           Series 1999:
            120,000            5.15%, 10/1/11                                                                              123,692
            125,000            5.20%, 10/1/12                                                                              128,567
            130,000            5.25%, 10/1/13                                                                              133,624
            240,000     UT Hsg. Finance Agy. Multifamily Rev. Ref. Series 1996-A (Section 8)
                           (FHA insured), 6.10%, 7/1/22                                                                    246,139
                                                                                                                  ----------------
                                                                                                                         2,424,572
                                                                                                                  ----------------

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
   Quantity/Par ($)     NAME OF ISSUER                                                                            MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
     VERMONT (0.2%)
                        VT Educ. & Hlth. Bldgs. Financing Agency Rev.:
            420,000        Series 1998 (Norwich Univ. Proj.), 5.13%, 7/1/09                                                429,425
             85,000        Series 2002-A (Developmental & Mental Hlth. Proj.), 4.375%, 6/15/07                              84,352
            400,000        Series 2003-A (Vermont Law School Proj.), 5.00%, 1/1/13                                         400,140
                                                                                                                  ----------------
                                                                                                                           913,917
                                                                                                                  ----------------
     VIRGINIA (0.8%)
            415,000     Alexandria Indl. Dev. Auth. Rev. Pollution Control Ref. Series 1994 (Potomac Electric
                           Proj.) (MBIA insured), 5.375%, 2/15/24                                                          415,444
            250,000     Chesterfield Co. Indl. Dev. Auth. Pollution Ctrl. Rev. Series 1987-A Rmktg.
                           (VA Elec. & Power Co. Proj.), 5.875%, 6/1/17                                                    267,355
            100,000     Prince William Co. Indus. Dev. Auth. Educ. Fac. Rev. Series 2003 (Catholic Diocese
                           Arlington): 5.00%, 10/1/18                                                                      100,631
          2,000,000     Virginia St. Hsg. Dev. Auth. Comwlth. Mtg. Rev. Series 2001-H1 (MBIA insured),
                           5.375%, 7/1/36                                                                                2,073,980
                                                                                                                  ----------------
                                                                                                                         2,857,410
                                                                                                                  ----------------
     WASHINGTON (0.6%)
            200,000     Energy Northwest Wind Proj. Rev. Series 2001-B, 4.55%, 7/1/06                                      200,000
            500,000     Skagit Co. Public Hosp. Dist. No. 001  Rev. Series 2005 (Skagit Valley Hosp. Proj.),
                           5.50%, 12/1/13                                                                                  519,525
            500,000     WA G.O. Variable Purpose Series 2001-A (FSA insured), 5.00%, 7/1/22                                511,080
            260,000     WA Hgr. Educ. Fac. Auth. Rev. Ref. Series 1998 (Univ. Puget Sound Proj.)
                           (MBIA insured), 5.375%, 10/1/30                                                                 269,162
            400,000     WA Tobacco Settlement Fing. Corp Asset-Backed Rev. Series 2002, 5.00%, 6/1/08                      402,380
            350,000     WA St. Pub. Pwr. Supply Sys. Nuclear Proj. No. 3 Rev. Ref. Series 1996-A (Ambac
                           insured), 5.70%, 7/1/09                                                                         357,017
                                                                                                                  ----------------
                                                                                                                         2,259,164
                                                                                                                  ----------------
     WEST VIRGINIA (1.4%)
            340,000     Ohio Co. Cmnty. Spl. Dist. Excise Tax Rev. Ref. Series 2006-B (Ft. Henry Econ. Dev.
                           Proj.), 5.625%, 3/1/36                                                                          340,976
          3,500,000     Pleasants Co. Pollution Ctrl. Rev. Series 1995-C (Monongahela Pwr. Co.), 6.15%, 5/1/15           3,514,490
          1,250,000     WV Schl. Bldg. Auth. Rev. Ref. Cap. Impt. Series 1997-B (FSA insured), 5.40%, 7/1/17             1,291,937
                                                                                                                  ----------------
                                                                                                                         5,147,403
                                                                                                                  ----------------
     WISCONSIN (4.4%)
            500,000     Freedom Co. Dist. No. 1 Waterworks Sys. Rev. Series 2006 (Bond Antic Notes),
                           4.90%, 6/1/11                                                                                   501,345
                        WI Hlth. & Educ. Fac. Auth. Rev.:
            550,000        Series 1995 (Franciscan Sisters Proj.)(Connie Lee insured), 5.50%, 2/15/14                      554,576
            175,000        Series 1996 (Meriter Hosp., Inc. Proj.), 6.00%, 12/1/06                                         175,756
            850,000        Ref. Series 1997-B, (United Hlth. Grp., Inc. Proj.), 5.50%, 12/15/20                            883,175
            195,000        Series 1998 (Lawrence Univ. Proj.), 5.125%, 4/15/28                                             190,039
            420,000        Series 1999 (FH Hlth. Care Dev. Inc Proj.), 5.625%, 11/15/09                                    428,131
                           Series 1999 (Kenosha Hosp. & Med. Ctr., Inc. Proj.):
            705,000            5.10%, 5/15/07                                                                              710,640
            740,000            5.15%, 5/15/08                                                                              751,085
            820,000            5.35%, 5/15/10                                                                              847,962
            865,000            5.45%, 5/15/11                                                                              895,396
          1,655,000        Series 1999-A (Aurora Hlth. Care Proj), 5.60%, 2/15/29                                        1,701,075
            200,000        Series 1999-B (Aurora Hlth. Care Proj), 5.50%, 2/15/15                                          206,994
            500,000        Series 1999-B (Aurora Hlth. Care Proj)(ACA insured), 5.625%, 2/15/29                            508,210
            900,000        Series 1999 (Divine Savior, Inc. Proj.)(ACA insured), 5.70%, 6/1/28                             921,978
                           Series 2001 (Agnesian Healthcare, Inc. Proj.):
            150,000            5.00%, 7/1/06                                                                               150,004
            550,000            6.00%, 7/1/17                                                                               579,420
            340,000            6.00%, 7/1/21                                                                               355,956
          1,000,000        Series 2003-A (Wheaton Franciscan Svcs. Proj.), 5.125%, 8/15/33                               1,003,790
                           Series 2003 (Synergy Hlth., Inc. Proj.):
            500,000            6.00%, 11/15/23                                                                             532,290
            250,000            6.00%, 11/15/32                                                                             265,210
            105,000        Series 2004-A (Three Pillars Sr. Living Proj.), 4.15%, 8/15/11                                  101,746
            450,000        Series 2004 (Blood Ctr. Southeastern Proj.), 5.50%, 6/1/24                                      464,904
            600,000        Series 2005 (Vernon Mem. Hlth. Care Inc. Proj.), 4.65%, 3/1/15                                  586,446
                           Series 2006-A (Marshfield Clinic Proj.):
            375,000            5.00%, 2/15/11                                                                              384,240
          2,000,000            5.375%, 2/15/34                                                                           2,046,500
                                                                                                                  ----------------
                                                                                                                        15,746,868
                                                                                                                  ----------------

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
   Quantity/Par ($)     NAME OF ISSUER                                                                            MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
     WYOMING (0.2%)
            615,000     Sweetwater Co. Pollution Ctrl. Rev. Ref. Series 1996-A (Idaho Pwr. Co. Proj.),
                           6.05%, 7/15/26                                                                                  628,081
                                                                                                                  ----------------


Total municipal bonds (cost: $356,546,680)                                                                             344,434,853
                                                                                                                  ----------------

CLOSED-END MUTUAL FUNDS (0.2%) (2)
             47,200     BlackRock Municipal Target Term Trust                                                              468,696
             10,000     DWS Municipal Income Trust                                                                         107,900
             10,000     Seligman Select Municipal Fund                                                                      96,100
                100     Van Kampen Muni Trust                                                                                1,426
                100     Van Kampen Trust Investment Grade Muni Fund                                                          1,424
                100     Van Kampen Select Muni Fund                                                                          1,213
                                                                                                                  ----------------

Total closed-end mutual funds (cost: $679,917)                                                                             676,759
                                                                                                                  ----------------

SHORT-TERM SECURITIES (2.9%) (2)
          6,631,461     Dreyfus Tax-Exempt Cash Management Fund, 3.43%                                                   6,631,461
          1,000,000     SD Hlth. & Educ. Facs. Auth. Rev. Series 2004 (Avera Hlth. Proj.), variable rate, 7/1/24         1,000,000
          2,755,000     SD Hlth. & Educ. Facs. Auth. Rev. Series 2004 (Avera Hlth. Proj.), variable rate, 7/1/30         2,755,000
                                                                                                                  ----------------

Total short-term securities (cost:  $10,386,461)                                                                        10,386,461
                                                                                                                  ----------------


Total investments in securities (cost: $367,613,058)                                                                  $355,498,073
                                                                                                                  ----------------

Other Assets and Liabilities, Net (+1.5%)                                                                                5,485,352

                                                                                                                  ----------------
Total Net Assets                                                                                                      $360,983,425
                                                                                                                  ================


                                                                                                                  ----------------
Aggregate Cost                                                                                                         367,613,058
                                                                                                                  ----------------

Gross Unrealized Appreciation                                                                                            2,266,222
Gross Unrealized Depreciation                                                                                          (14,381,207)
                                                                                                                  ----------------
Net Unrealized Appreciation(Depreciation)                                                                              (12,114,985)
                                                                                                                  ================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  Presently non-income producing securities.

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
   QUANTITY/PAR ($)     NAME OF ISSUER                                                                            MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (96.1%)(2)
  EDUCATION/STUDENT LOAN (6.5%)
          4,200,000   Intermediate Sch. Dist. 287 Lease Rev. Series 2006, 5.46%, 1/1/28                                  4,200,000
                      Minneapolis Educ. Fac. Lease Rev. Series 2006-A (Seed/Harvest Prep. Proj.)
                         (LOC-U.S. Bank):
            775,000          5.125%, 1/1/16                                                                                763,553
            875,000          6.25%, 1/1/21                                                                                 858,672
                      Minnesota Higher Educ. Fac. Auth. Rev.:
            750,000      Series 1998-4T (College of St. Benedict), 5.35%, 3/1/20                                           752,003
            110,000      Series 1998-4R (St. Olaf College), 5.25%, 10/1/23                                                 110,772
            458,000      Lease Rev. Series 1999-5A (Concordia University), 5.25%, 4/25/14                                  458,595
            700,000      Series 1999-4Y (Augsburg College), 5.05%, 10/1/13                                                 708,099
            150,000      Series 1999-4Y (Augsburg College), 5.20%, 10/1/16                                                 151,754
             75,000      Series 1999-4Y (Augsburg College), 5.30%, 10/1/27                                                  76,057
            700,000      Series 2005-6C (Augsburg College), 5.00%, 5/1/23                                                  704,326
            100,000      Series 1999-4Z (Northwestern Hlth. Services University), 4.875%, 10/1/09                          101,081
            275,000      Series 1999-4Z (Northwestern Hlth. Services University), 5.20%, 10/1/13                           278,559
            100,000      Series 2000-5D (College Art & Design), 5.75%, 5/1/08                                              102,634
             50,000      Series 1998-4T (St. Benedict College), 5.125%, 3/1/13                                              50,104
            270,000      Series 2004-5U (St. Mary's Univ.), 3.75%, 10/1/13                                                 256,929
          1,400,000      Series 2006-6I (Univ. St. Thomas), 5.00%, 4/1/23                                                1,439,074
                      Moorhead Educ. Fac. Rev. Series 2005-A (Concordia College Corp. Proj.):
            665,000      4.00%, 12/15/06                                                                                   665,618
          1,115,000      5.00%, 12/15/20                                                                                 1,148,004
            210,000   Northfield Lease Rev. Series 1999-A (Village School Proj.), 7.50%, 12/1/24                           137,239
                      Pine City Lease Rev. Series 2006-A (Lakes Intl. Language Academy Proj.):
            315,000      5.75%, 5/1/16                                                                                     312,874
            300,000      6.00%, 5/1/26                                                                                     296,886
            550,000   Ramsey Lease Rev. Series 2004-A (Pact Charter School Proj.), 5.65%, 12/1/13                          550,633
                      St. Paul Hsg. & Redev. Auth. Lease Rev.:
            370,000      Series 1999 (St. Paul Academy & Summit School Proj.), 5.50%, 10/1/24                              379,927
            815,000      Series 2001-A (Cmty. of Peace Academy Proj.), 6.375%, 12/1/11                                     813,289
            750,000      Series 2001-A (Cmty. of Peace Academy Proj.), 7.00%, 12/1/15                                      757,253
            350,000      Series 2001-A (Cmty. of Peace Academy Proj.), 7.375%, 12/1/19                                     356,486
            415,000      Series 2002-A (New Spirit Charter School Proj.), 6.50%, 12/1/12                                   416,697
            100,000   Victoria Private School Fac. Rev. Series 1999-A (Holy Family Catholic H.S. Proj.),
                         5.20%, 9/1/11                                                                                     100,471
                      Winona Port. Auth. Lease Rev. Series 1999-A (Bluffview Montessori School Proj.):
             80,000      5.80%, 12/1/06                                                                                     80,484
             85,000      5.90%, 12/1/07                                                                                     86,664
            165,000      8.00%, 12/1/24                                                                                    174,169
                                                                                                                  ----------------
                                                                                                                        17,288,906
                                                                                                                  ----------------
  ESCROWED TO MATURITY/PREREFUNDED (5.0%)
                      Carver Co. Hsg. & Redev. Auth. Multifamily Hsg.:
            650,000      Rev. Refunding Series 1997-A (Waybury Apts. Proj.), 5.875%, 8/1/27                                675,448
            400,000      Subordinate Rev. Refunding Series 1997-C (Waybury Apts. Proj.), 8.00%, 8/1/27                     424,380
            100,000   Cloquet Hsg. Fac. Rev. Series 2001-A (HADC Cloquet, LLC Proj.), 7.50%, 2/1/17                        102,887
                      Cloquet Multifamily Hsg. Rev. Refunding Series 2001-A (HADC Proj.):
             60,000      6.50%, 2/1/07                                                                                      60,806
             75,000      7.10%, 2/1/10                                                                                      76,993
            175,000   Dakota Co. Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding (Walnut Trails Apts.
                         Proj.), Subordinate Series 1995-C, 9.00%, 1/20/15                                                 185,124
          2,865,000   Little Canada Multifamily Hsg. Rev. Series 1997-A (Hsg. Alt. Dev. Co. Proj.),
                         6.10%, 12/1/17                                                                                  2,921,526
                      Minneapolis Cmty. Dev. Agy. Ltd. Tax Common Bond Fund:
          1,000,000      Series 2001-G3 (LOC-U.S. Bank), 5.35%, 12/1/21                                                  1,063,660
            175,000      Series 2001-G3 (LOC-U.S. Bank), 5.45%, 12/1/31                                                    186,984
             45,000   Minneapolis G.O. Series 1999 (Parking Ramp Proj.), 5.125%, 12/1/16                                    46,766
                      Minnesota Higher Educ. Fac. Auth. Rev.:
            110,000      Series 1996-4A1 (University of St. Thomas), 5.625%, 10/1/21                                       110,494
             50,000      Series 1997-4J (Macalester College), 5.40%, 3/1/09                                                 50,524
            800,000      Series 1997-4L (St. John's University), 5.35%, 10/1/17                                            814,784
            400,000      Series 1997-4L (St. John's University), 5.40%, 10/1/22                                            407,636
          1,000,000   Minneapolis Rev. Series 1997-A (Univ. Gateway Proj.), 5.25%, 12/1/17                               1,019,860
                      Minneapolis Student Hsg. Rev. Series 2000 (Riverton Community Hsg. Proj.):
            125,000      6.80%, 7/1/10                                                                                     136,312
            240,000      6.90%, 7/1/11                                                                                     262,519
                      MN Public Facs. Auth. Wtr. Pollution Ctrl. Rev. Series 1997:
            215,000      Series 1997, 5.00%, 3/1/12                                                                        216,731

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
   QUANTITY/PAR ($)     NAME OF ISSUER                                                                            MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
            105,000      Series 1997, 5.00%, 3/1/16                                                                        105,845
                      MN Agr. & Econ. Dev. Board Rev. Series 2000-A (Fairview Hlth. Care System Proj.):
            320,000      6.375%, 11/15/22                                                                                  352,154
            360,000      6.375%, 11/15/29                                                                                  396,173
                      Plymouth Multifamily Hsg. Rev. Refunding Series 1996-C (Fox Forest Apts. Proj.)
            620,000      (GNMA collateralized), 8.00%, 6/20/31                                                             627,930
            630,000   Puerto Rico Childrens Trust Fund Tobacco Settlement Rev. Series 2000, 5.75%, 7/1/20                  653,184
            620,000   Steele Co. Hlth. Care Fac. Gross. Rev. Prerefunded Series 2000 (Elderly Hsg. Proj.),
                         6.625%, 6/1/20                                                                                    661,100
                      Victoria Recreational Facility Gross Rev. Series 2002:
             70,000      4.75%, 2/1/12                                                                                      70,756
             75,000      4.75%, 8/1/12                                                                                      75,810
             85,000      5.10%, 8/1/15                                                                                      86,493
          1,430,000   Western MN Muni Pwr. Agy. Series 1979 (MBIA-IBC insured), 6.60%, 1/1/10                            1,505,175
                                                                                                                  ----------------
                                                                                                                        13,298,054
                                                                                                                  ----------------
GENERAL OBLIGATION (3.3%)
            280,000   Anoka Co. G.O. Series 2006-B, 3.25%, 2/1/07                                                          278,953
             40,000   Apple Valley Equipment Certficates G.O. Series 2004, 2.50%, 10/1/06                                   39,802
            200,000   Barnesville Impt. G.O. Series 2002, 5.00%, 2/1/23                                                    203,164
             85,000   Barnum Indpt. Sch. Dist. No. 91 G.O. Series 1997 (SD Cred. Prog.), 5.00%, 2/1/18                      85,047
             25,000   Cold Spring G.O. Series 1998-B, 4.55%, 12/1/08                                                        25,062
             75,000   Cold Spring G.O. Series 2000, 5.15%, 2/1/09                                                           75,409
            250,000   Hennepin Co. G.O. Series 1998-A, 4.50%, 12/1/07                                                      250,740
             50,000   Hutchinson ISD No. 423 G.O. Series 1996-A, 5.85%, 2/1/18                                              51,465
             50,000   Little Falls G.O. Series 1999-A, 5.00%, 2/1/11                                                        50,252
          1,685,000   Minneapolis-St. Paul Metro Apartments Cmnty. G.O.  Series 1998-13, 5.00%, 1/1/10                   1,742,458
          4,000,000   MN State G.O. Series 1997, 4.90%, 8/1/14                                                           4,041,360
            780,000   New Ulm ISD No. 088 Refunding G.O. Series 1998, 4.35%, 2/1/17                                        780,686
            225,000   North St. Paul Maplewood ISD No. 622 G.O. Series 1996-A, 5.125%, 2/1/20                              226,352
             60,000   North St. Paul Maplewood ISD No. 622 G.O. Series 1996-A, 5.125%, 2/1/25                               60,268
            150,000   Sauk Rapids Tax Increment G.O. Series 1997-B, 5.25%, 8/1/12                                          150,149
            200,000   St. Louis Co. Indpt. Sch. Dist. No. 2142 G.O. Series 1996, 5.125%, 2/1/07                            200,190
            290,000   St. Paul Cap. Impt. G.O. Series 2005, 4.00%, 9/1/06
                         4.00%, 9/1/06                                                                                     290,122
            100,000   St. Paul Street Impt. Special Assessment G.O. Series 2000-B, 5.30%, 3/1/12                           102,057
             30,000   Winona Water & Sewer G.O. Series 1998-C, 4.90%, 2/1/13                                                30,021
                                                                                                                  ----------------
                                                                                                                         8,683,557
                                                                                                                  ----------------
HOSPITAL/HEALTH CARE (24.1%)
            250,000   Aitkin Hlth. Care Fac. Rev. Series 2001 (Riverwood Hlth. Care Ctr. Proj.), 6.25%, 2/1/07             252,012
                      Alexandria Hlth. Care Fac. Rev. Series 2002-B (BSM Property - Bethany Home Proj.):
            375,000      4.65%, 7/1/06                                                                                     374,996
            375,000      4.95%, 7/1/07                                                                                     376,189
                      Bemidji Hosp. Fac. Rev. Refunding (North Country Hlth. Proj.):
            110,000      Series 1995, 6.05%, 9/1/24                                                                        110,076
          1,035,000      Series 1996, 5.625%, 9/1/21                                                                     1,058,546
          1,775,000   Breckenridge Rev. Series 2004-A (Catholic Hlth. Initiatives Proj.), 5.00%, 5/1/30                  1,807,127
            240,000   Cambridge Hsg. & Hlth. Care Fac. Rev. Series 1998-C (Grandview West Proj.), 5.25%, 10/1/08           241,752
                      Carlton Hlth. Care & Hsg. Fac.  Rev. Ref. Series 2006 (Faith Care Ctr. Proj.):
            100,000      5.00%, 4/1/13                                                                                      99,585
            400,000      5.20%, 4/1/16                                                                                     397,552
            840,000   Columbia Heights Multifamily & Health Care Fac. Rev.  Series 1998
                         (Crest View Corp. Proj.), 5.75%, 9/1/11                                                           846,560
                      Crookston Nursing Home & Multifamily Hsg. Rev Series 2002-A (Villa St. Vincent Proj.):
             95,000      4.75%, 9/1/08                                                                                      95,598
             75,000      5.50%, 9/1/11                                                                                      76,664
                      Cuyuna Range Hosp. Dist. Hlth. Fac. Gross Rev.:
                          Series 1999-A:
          1,000,000          5.75%, 6/1/14                                                                               1,020,950
          1,000,000          6.00%, 6/1/19                                                                               1,021,030
            235,000       Series 2005, 4.50%, 6/1/13                                                                       231,602
          1,500,000   Detroit Lakes Hsg. Rev. Ref. Series 2004-E (Mankato Lutheran Proj.), 4.25%, 8/1/34                 1,501,545
            455,000   Detroit Lakes Hsg. & Hlth. Facs. Rev. Ref. Series 2004-A (CDL Homes Proj.), 4.00%, 8/1/34            442,037
            355,000   Duluth Econ. Dev. Auth. Hlth. Care Fac. Rev. Series 2002 (St. Luke's Hosp. Proj.),
                         6.00%, 6/15/12                                                                                    359,093
          1,000,000   Duluth Sr. Hsg. Loan Participation (Lakeshore Proj.) Series 2004, 4.00%, 8/20/36                   1,000,110
            206,421   Duluth Hsg. & Redev. Auth. Sr. Hsg. Fac. Loan Participation (Lakeshore Proj.)
                         Series 2005, 5.20%, 12/20/35                                                                      201,669
                      Elk River Rev. Series 1998 (Care Choice Member Proj.):
          1,000,000      5.60%, 8/1/13                                                                                   1,008,300
            160,000      5.75%, 8/1/23                                                                                     160,669

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
   QUANTITY/PAR ($)     NAME OF ISSUER                                                                            MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
                      Glencoe Hlth. Care Fac. Rev. Series 2005 (Glencoe Regional Hlth. Svcs. Proj.):
            280,000      3.60%, 4/1/08                                                                                     277,012
            915,000      4.15%, 4/1/12                                                                                     900,607
          1,150,000      5.00%, 4/1/25                                                                                   1,141,340
                      Hastings Hlth. Care Fac. Rev. Series 1998 (Augustana Home of Hastings Proj.):
            115,000      5.10%, 11/1/09                                                                                    113,589
            120,000      5.20%, 11/1/10                                                                                    118,237
            135,000      5.40%, 11/1/12                                                                                    132,138
            140,000      5.50%, 11/1/13                                                                                    137,302
                      Maple Grove Hlth. Care Fac. Rev. Series 2005 (North Memorial Hlth. Care Proj.)
          1,000,000      5.00%, 9/1/20                                                                                   1,019,610
          2,000,000      5.00%, 9/1/29                                                                                   2,014,940
                      Maplewood Hlth. Care Fac. Rev. Refunding Series 2005-A (VOA Care Centers Proj.):
            100,000      4.00%, 10/1/06                                                                                     99,965
            250,000      4.00%, 10/1/07                                                                                    248,970
            255,000      4.125%, 10/1/08                                                                                   252,690
            300,000      4.375%, 10/1/09                                                                                   297,714
                      Marshall Medical Center Gross Rev. (Weiner Memorial Medical Center Proj.):
            305,000      Series 1999, 5.65%, 11/1/13                                                                       315,141
            320,000      Series 1999, 5.70%, 11/1/14                                                                       330,330
            150,000      Series 2003-B, 4.85%, 11/1/11                                                                     153,565
             50,000      Series 2003-A, 5.00%, 11/1/14                                                                      51,099
            850,000      Series 2003-A, 5.85%, 11/1/23                                                                     899,835
            100,000      Series 2003-A, 6.00%, 11/1/28                                                                     106,449
                      Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. Rev. Series 2003 (Health
                         Partners Proj.):
            300,000          4.50%, 12/1/06                                                                                300,672
          2,250,000          4.50%, 12/1/07                                                                              2,260,687
          1,000,000          5.25%, 12/1/08                                                                              1,023,470
            750,000          5.25%, 12/1/12                                                                                782,475
            700,000          5.25%, 12/1/13                                                                                729,820
          1,150,000          5.00%, 12/1/14                                                                              1,175,254
            500,000          5.875%, 12/1/29                                                                               526,500
            155,000   Minneapolis Hlth. Care Sys. Rev. Series 2002-A (Allina Hlth. Sys. Proj.), 5.75%, 11/15/32            163,108
                      Minneapolis Hlth. Care Fac. Rev.:
            705,000      Series 1999 (Shelter Care Foundation Proj.), 6.00%, 4/1/10                                        698,874
                         Series 2005 (Jones-Harrison Residence Proj.):
            105,000          3.50%, 4/1/07                                                                                 104,778
            110,000          3.50%, 10/1/07                                                                                109,613
          1,470,000          5.40%, 10/1/25                                                                              1,446,715
                         Series 2005-E (Augustana Chapel View Homes Proj.):
            190,000          4.00%, 6/1/08                                                                                 189,787
            200,000          4.20%, 6/1/09                                                                                 200,256
            205,000          4.40%, 6/1/10                                                                                 205,242
            220,000          4.55%, 6/1/11                                                                                 220,367
            240,000          4.80%, 6/1/13                                                                                 240,230
            250,000          4.90%, 6/1/14                                                                                 250,402
            255,000          5.00%, 6/1/15                                                                                 256,214
            270,000          5.10%, 6/1/16                                                                                 271,655
            285,000          5.25%, 6/1/17                                                                                 287,197
                      Minneapolis Hsg. Fac. Rev. (Augustana Chapel View Homes Proj.):
                         Series 2004-A:
            280,000          4.00%, 1/1/07                                                                                 278,477
            315,000          5.20%, 1/1/11                                                                                 312,140
            500,000          5.75%, 1/1/19                                                                                 501,570
            530,000          5.80%, 1/1/24                                                                                 535,003
            500,000      Refunding Series 2006-A 5.00%, 6/1/15                                                             497,490
                      MN Agr. & Econ. Dev. Board Hlth. Care Rev.:
                         Series 1999 (Benedictine Care Centers Proj.):
            115,000          5.45%, 2/1/09                                                                                 115,345
            120,000          5.45%, 8/1/09                                                                                 120,392
            120,000          5.50%, 2/1/10                                                                                 120,554
            125,000          5.50%, 8/1/10                                                                                 125,515
                      MN Agr. & Econ. Dev. Board Rev.:
                         Series 2000 (Evangelical Lutheran Good Samaritan Society Proj.):
            410,000          5.80%, 8/1/08                                                                                 420,845
            750,000          6.55%, 8/1/16                                                                                 809,505
            770,000      Series 2002-B (Principal Custody Receipts Proj.), zero coupon, 3.85% effective
                             yield, 11/15/22                                                                               615,923

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
   QUANTITY/PAR ($)     NAME OF ISSUER                                                                            MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
                         Series 2002 (Evangelical Lutheran Good Samaritan Society Proj.):
            345,000          5.40%, 2/1/09                                                                                 352,894
            220,000          5.50%, 2/1/12                                                                                 229,603
                         Series 2000-A (Fairview Hlth. Care Sys. Proj.):
             10,000          6.375%, 11/15/22                                                                               10,713
             20,000          6.375%, 11/15/29                                                                               21,334
                      Moose Lake Cmnty. Hosp. Dist. Hlth. Facs. Rev. Ref. Series 2005-A (Crossover Proj.):
            110,000      4.10%, 12/1/10                                                                                    108,741
            225,000      4.40%, 12/1/14                                                                                    222,685
                      New Hope Hlth. Care Facs. Rev. Series 1999 (St. Therese Home, Inc. Proj.):
             45,000      Series 2003-B, 3.00%, 10/1/06                                                                      44,845
            300,000      Series 2003-A, 5.90%, 10/1/23                                                                     305,979
                      New Hope Hlth. Care Facs. Rev. (MN Masonic Home North Ridge Proj.):
          1,000,000      5.90%, 3/1/19                                                                                   1,023,820
            575,000      5.875%, 3/1/29                                                                                    583,251
                      North Oaks Presbyterian Loan Participation:
          1,050,000      Series 2004-B, 4.25%, 12/15/34                                                                  1,051,334
            750,000      Series 2004-C, 4.38%, 12/15/34                                                                    750,953
            500,000      Series 2004-D, 4.75%, 12/15/34                                                                    498,265
                      Northfield Hospital Rev. Series 2001-C:
          1,080,000      6.00%, 11/1/13                                                                                  1,138,115
             50,000      6.00%, 11/1/21                                                                                     52,272
          3,100,000      6.00%, 11/1/26                                                                                  3,224,248
                      Olmsted Co. Hlth. Care Fac. Rev. Series 1998 (Olmsted Medical Ctr. Proj.):
            775,000      5.45%, 7/1/13                                                                                     786,207
            900,000      5.55%, 7/1/19                                                                                     909,900
                      Pine Island Hlth. Care Facs. Rev. Series 2001 (Olmsted Med. Ctr. Proj.):
            155,000      4.90%, 7/1/09                                                                                     156,440
            240,000      5.00%, 7/1/10                                                                                     242,458
             90,000   Rochester Hlth. Care Fac. Rev. G.O. Series 1998-A (Mayo Foundation Proj.), 5.50%, 11/15/27            92,999
                      Rochester Hlth. Care & Hsg. Rev. Series 2003-A (Samaritan Bethany Inc. Proj.):
            160,000      3.25%, 8/1/06                                                                                     159,816
            500,000      6.25%, 8/1/19                                                                                     512,990
                      Shakopee Hlth. Care Facs. Rev. Series 2004 (St. Francis Regl. Med. Ctr. Proj.):
            315,000      4.00%, 9/1/06                                                                                     314,962
            125,000      5.10%, 9/1/25                                                                                     125,830
          2,475,000      5.25%, 9/1/34                                                                                   2,511,432
          1,500,000   Stillwater Hlth. Care Rev. Series 2005 (Hlth. Sys. Obligation Proj.), 5.00%, 6/1/25                1,510,245
                      St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 1998 (Regions Hosp. Proj.):
            800,000      5.00%, 5/15/08                                                                                    811,000
            250,000      5.00%, 5/15/10                                                                                    254,593
             50,000      5.00%, 5/15/11                                                                                     50,825
          1,340,000      5.20%, 5/15/13                                                                                  1,361,775
          2,050,000      5.25%, 5/15/18                                                                                  2,070,869
            605,000      5.30%, 5/15/28                                                                                    608,388
          1,000,000   St. Paul Hsg. & Redev. Auth. Hosp. Rev. Series 2005 (Health East Proj.), 5.25%, 11/15/14           1,015,240
            960,000   St. Paul Hsg. & Redev. Auth. Nursing Home Dev. Rev. Refunding Series 1996-C
                         (Franciscan Hlth. Cmmty. Proj., St. Mary's Home), 7.00%, 7/1/21                                   961,046
                      St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2005 (Gillette Childrens Hosp. Proj.):
            200,000      5.00%, 2/1/07                                                                                     201,452
            300,000      4.00%, 2/1/11                                                                                     294,762
            200,000      5.00%, 2/1/13                                                                                     203,266
            225,000      5.00%, 2/1/14                                                                                     227,354
            400,000   St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2001-A (Model Cities Hlth. Ctr.
                         Proj.), 6.50%, 11/1/11                                                                            410,588
          1,030,000   St. Paul Port Auth. Lease Rev. Series 2005-A (Health East Midway Campus Proj.),
                         5.00%, 5/1/10                                                                                   1,033,420
            150,000   White Bear Lake First Mtg. Rev. Series 2004 (Health East Care Ctr. Proj.), 2.75%, 11/1/06            149,156
                                                                                                                  ----------------
                                                                                                                        63,786,335
                                                                                                                  ----------------
INDUSTRIAL / POLLUTION CONTROL (6.8%)
          1,680,000   Anoka Co. Solid Waste Disp. Rev. Series 1987-A (Natl. Rural Util. Proj.), 6.95%, 12/1/08           1,696,145
          1,075,000   Burnsville Solid Waste Rev. Refunding Series 2003-A (Freeway Transfer Inc. Proj.),
                         4.15%, 4/1/10                                                                                   1,045,093
            500,000   Cohasset Pollution Ctrl. Rev. Refunding Series 2004 (Allete, Inc. Proj.), 4.95%, 7/1/22              491,270
            560,000   East Grand Forks Industrial Dev. Rev. Refunding Series 2001-B (Am. Crystal Sugar
                         Proj.), 5.40%, 4/1/11                                                                             570,388
            180,000   Guam Economic Dev. Auth. Tobacco Settlement Asset-Backed Series 2001-A, 5.00%, 5/15/22               181,586
          1,000,000   Guam Econ. Dev. Auth. Tobacco Settlement Asset-Backed Rev. Series 2001-B,
                         zero Coupon, 5.20% Effective Yield on Purchase Date, 5/15/15                                      941,970
                      Laurentian Energy Auth. MN Cogeneration Rev. Series 2005-A:
            940,000      4.00%, 12/1/07                                                                                    931,888
            650,000      4.00%, 12/1/08                                                                                    638,625
            965,000      4.00%, 12/1/09                                                                                    940,209
                      MN Public Facs. Auth. Water Pollution Ctrl. Rev.:
             85,000      Series 1997, 5.00%, 3/1/12                                                                         85,591
             45,000      Series 1997, 5.00%, 3/1/16                                                                         45,304
          1,500,000      Series 1998, 5.00%, 3/1/14                                                                      1,523,670
            185,000      Series 2001-A, 5.00%, 3/1/19                                                                      191,777

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
   QUANTITY/PAR ($)     NAME OF ISSUER                                                                            MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
                      Owatonna Industrial Dev. Rev. Series 1997 (Slidell, Inc. Proj.):
            280,000      7.25%, 5/1/14 (3)                                                                                 141,400
            505,000      7.375%, 5/1/17 (3)                                                                                255,025
             20,000      7.375%, 5/1/20 (3)                                                                                 10,000
             10,000      7.50%, 5/1/24 (3)                                                                                   5,050
            525,000   Puerto Rico Indus. Tourist, Educ., Medical and Environmental Control Facs. Financing Auth.
                         Industrial Rev. Series 1998-A (Guaynabo Warehouse for Emergencies Proj.), 4.35%, 7/1/06           525,000
                      Puerto Rico Childrens Trust Fund Tobacco Settlement Rev. :
            300,000      Series 2002, 4.00%, 5/15/10                                                                       293,976
          2,050,000      Series 2002, 5.375%, 5/15/33                                                                    2,081,303
            465,000   Roseville Dev. Rev. Refunding Series 2004 (Roseville Office Plaza Proj.), 4.625%, 8/1/12             465,423
            265,000   Sauk Centre Industrial Dev. Rev. Series 1998 (Seluemed LLP Proj.)(LOC First Trust),
                         5.75%, 4/1/18                                                                                     265,019
          1,700,000   Seaway Port Auth. Duluth Dock & Wharf Rev. Refunding Series 2004 (Cargill, Inc. Proj.),
                         4.20%, 5/1/13                                                                                   1,675,588
                      St. Paul Hsg. & Redev. Auth. District Cooling Rev. Series 1998-J:
            105,000      4.75%, 3/1/08                                                                                     106,067
             95,000      5.125%, 3/1/12                                                                                     97,040
            500,000      5.35%, 3/1/18                                                                                     509,110
                      Virgin Islands Tobacco Settlement Financing Corp. Asset-Backed Rev. Series 2001:
            750,000      zero Coupon, 4.95% Effective Yield on Purchase Date, 5/15/14                                      696,938
          1,535,000      5.00%, 5/15/21                                                                                  1,523,779
                                                                                                                  ----------------
                                                                                                                        17,934,234
                                                                                                                  ----------------
INSURED (8.8%)
             50,000   Bemidji ISD No. 031 G.O. Series 1998 (FSA insured), 5.00%, 4/1/19                                     50,390
                      Hastings Hlth. Care Fac. Rev. Series 1998 (Regina Med. Ctr.)(ACA insured):
            565,000      5.25%, 9/15/18                                                                                    569,588
            275,000      5.30%, 9/15/28                                                                                    276,642
            240,000   Hermantown Econ. Dev. Auth. Sales Tax Rev. Series 1998 (MBIA insured), 4.90%, 2/1/18                 242,974
             20,000   Itasca Co. ISD No. 318 G.O. Series 1996 (MBIA insured), 5.20%, 2/1/10                                 20,020
                      Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. Rev. Series 1993-A
                         (Healthspan Hlth. Sys. Proj.) (Ambac insured):
            175,000          5.00%, 11/15/13                                                                               175,122
          3,265,000          4.75%, 11/15/18                                                                             3,265,555
                      Minneapolis & St. Paul Metro Airport Comm. Airport Rev. (Ambac insured):
            440,000      Series 1998-A, 5.00%, 1/1/22                                                                      448,307
            380,000      Series 1998-A, 5.00%, 1/1/30                                                                      383,032
          1,650,000      Series 1998-B, 5.25%, 1/1/13                                                                    1,687,323
             75,000      Series 1999-B, 5.25%, 1/1/18                                                                       77,221
            615,000   MN HFA Single Family Mtg. Rev. Series 2001-A (MBIA insured), 5.35%, 7/1/17                           624,951
            500,000   NE Metro Intermediate School Dist. No. 916 C.O.P. Series 2004, 4.25%, 1/1/14                         493,055
            305,000   North Mankato Impt. G.O. Series 2000-A (FGIC insured), 4.75%, 2/1/10                                 305,186
                      Perham Gas Utility Rev. Series 1999 (Radian insured):
            300,000      5.35%, 6/1/19                                                                                     308,679
             50,000      5.45%, 6/1/29                                                                                      50,912
            100,000   Puerto Rico Elec. Pwr. Auth. Rev. Ref. Series 1997-C (MBIA-IBC insured), 5.25%, 7/1/09               102,798
            200,000   Puerto Rico Indus. Tourist Educ. Med. & Environmental Ctl. Facs. Rev. Series 1995-A
                         (Hosp. Auxilio Oblig. Group Proj.) (MBIA insured), 6.25%, 7/1/16                                  202,386
          5,000,000   Puerto Rico Commonwealth Infrastruc. Fin. Auth. Special Obligation Series 2000-A,
                         5.50%, 10/1/32                                                                                  5,304,550
          1,000,000   Puerto Rico CommonWealth Public Impt. Series 2001 (FSA insured), 5.125%, 7/1/30                    1,024,420
            100,000   Rockford Impt. G.O. Series 1998 (Ambac insured), 4.30%, 12/1/07                                      100,201
            300,000   Scott Co. Hsg. & Redev. Auth. Spl. Benefits Tax Series 1997-B (River City Centre Proj.)
                         (Ambac insured), 5.45%, 2/1/20                                                                    306,771
                      St. Cloud Hosp. Facs. Rev. Ref. (St. Cloud Hosp. Proj.) (Ambac insured),
            510,000      Series 1996-B, 5.00%, 7/1/20                                                                      515,330
                      St. Cloud Hlth. Care Rev. Series 2000-A (St. Cloud Hosp. Obligated Group)(FSA insured):
            200,000      5.125%, 5/1/09                                                                                    206,166
            250,000      5.75%, 5/1/26                                                                                     265,895
            245,000   St. Paul Hsg. & Redev. Auth. Rev. Series 1993 (Ramsey Med. Ctr. Proj.)(Ambac insured),
                         5.55%, 5/15/23                                                                                    245,277
          2,415,000   St. Paul Hsg. & Redev. Sales Tax Rev. Refunding Series 1996 (Civic Center Proj.)
                         (FSA insured), 7.10%, 11/1/23                                                                   2,908,843
            130,000   Scott Co. Hsg. & Redev. Auth. Fac. Lease Rev. Series 1997 (Justice Ctr. Proj.)(Ambac
                         insured), 5.50%, 12/1/15                                                                          132,720
            805,000   Waconia Hlth. Care Facs. Rev. Series 1999-A (Ridgeview Med. Ctr. Proj.) 6.125%, 1/1/29               854,717
          1,750,000   White Earth Band of Chippewa Indians Rev. Series 2000-A (ACA insured), 7.00%, 12/1/11              1,883,700
            145,000   Worthington Perm. Impt. Revolving Fd. G.O. Series 1998-A (FSA insured), 4.50%, 2/1/10                145,058
                                                                                                                  ----------------
                                                                                                                        23,177,789
                                                                                                                  ----------------
MULTIFAMILY MORTGAGE (23.2%)
                      Apple Valley Multifamily Hsg. Rev. Refunding Series 1998-A (Mtg. Loan/Apple Valley
                         Villa Proj.) (GNMA collateralized):
             40,000          4.90%, 8/1/09                                                                                  40,568
          1,520,000          5.25%, 8/1/18                                                                               1,538,772
                      Austin Hsg. & Redev. Auth. Governmental Hsg. Gross Rev. (Courtyard Res. Proj.):
            650,000      Series 2000-A, 7.15%, 1/1/20                                                                      686,075
            500,000      Series 2000-A, 7.25%, 1/1/32                                                                      527,210

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
   QUANTITY/PAR ($)     NAME OF ISSUER                                                                            MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
            488,534   Buffalo Hlth. Care C.O.P. Series 2004-C (Central MN Sr. Hsg., LLC Proj.), 7.50%, 2/20/33             488,715
                      Burnsville Multifamily Hsg. Rev. Refunding Series 1991 (Oak Leaf Apts. Proj.)(GNMA
                         collateralized):
            640,000          7.05%, 1/1/12                                                                                 640,986
            780,000          7.125%, 1/1/17                                                                                781,193
            860,000          7.125%, 1/1/21                                                                                861,307
            150,000          7.15%, 1/1/27                                                                                 150,214
            530,000          7.15%, 1/1/23                                                                                 530,800
            425,000          7.15%, 1/1/25                                                                                 425,616
                      Carver Co. Hsg. & Redev. Auth. Multifamily Hsg. Gross Rev. & Ltd. Tax Refunding
                         Series 1997-A
          2,715,000          (Lake Grace Apts. Proj.), 6.00%, 7/1/28                                                     2,800,197
                      Chaska Multifamily Hsg. Rev. Series 1999 (West Suburban Hsg. Partners Proj.):
            210,000      5.00%, 9/1/09                                                                                     204,120
            495,000      5.375%, 9/1/14                                                                                    463,657
            700,000   Coon Rapids Multifamily Hsg. Rev. Refunding Series 1997-A (Margaret Place Apts. Proj.),
                         6.50%, 5/1/25                                                                                     718,648
                      Coon Rapids Senior Hsg. Rev. Refunding Series 1998 (Epiphany Sr. Citizens Hsg. Corp.
                         Proj.):
            115,000          5.30%, 11/1/07                                                                                115,035
            115,000          5.40%, 11/1/08                                                                                115,031
            170,000          5.50%, 11/1/10                                                                                170,012
            545,000          5.80%, 11/1/18                                                                                544,945
          1,930,000   Eagan Multifamily Hsg. Rev. Refunding Series 1997-A (Woodridge Apts. Proj.), 5.95%, 2/1/32         1,995,852
                      Eden Prairie Multifamily Hsg. Rev. Refunding :
             25,000      Series 1997 (Preserve Place Proj.) (GNMA collateralized), 4.90%, 1/20/08                           25,292
            300,000      Series 1997-A (Preserve Place Proj.) (GNMA collateralized), 5.50%, 1/20/18                        307,371
            410,000      Series 1997-A (Preserve Place Proj.) (GNMA collateralized), 5.60%, 7/20/28                        418,229
            470,000      Senior Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.00%, 8/20/21                  507,468
            675,000      Senior Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.15%, 8/20/31                  725,618
          1,185,000      Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.20%, 2/20/43                       1,269,775
            935,000      Subordinate Series 2001-C (Rolling Hills Proj.), 9.00%, 4/1/43                                    910,400
                      Faribault Hsg. & Redev. Auth. Govt. Hsg. Dev. Gross Rev. Ref. Series 1998-A (Trails Edge
                         Apts. Proj.):
            355,000          5.125%, 2/1/18                                                                                361,493
            650,000          5.25%, 2/1/28                                                                                 659,503
                      Fairmont Hsg. Fac. Rev. Series 2002-A1 (Homestead-GEAC Proj.):
          1,100,000      6.625%, 10/1/11                                                                                 1,145,100
            295,000      6.875%, 10/1/14                                                                                   310,290
                      Fairmont Hsg. Fac. Rev. Series 2005-A (Goldfinch Estates-GEAC Proj.):
            300,000      5.75%, 10/1/17                                                                                    298,497
            290,000      6.00%, 10/1/21                                                                                    288,536
                      Golden Valley Rev. Series 1999-A (Covenant Retirement Cmntys. Proj.):
            600,000      5.50%, 12/1/25                                                                                    614,088
          1,270,000      5.50%, 12/1/29                                                                                  1,299,159
                      Grand Rapids Hsg. & Redev. Auth. (Lakeshore Place and Forest Park West Apts. Proj.):
             45,000      Series 1999-B, 5.00%, 10/1/09                                                                      44,684
            500,000      Series 1999-A, 5.20%, 10/1/19                                                                     503,750
          1,660,000      Series 1999-A, 5.30%, 10/1/29                                                                   1,661,361
            130,000      Series 1999-B, 5.70%, 10/1/29                                                                     130,269
            500,000   Hastings Hsg. & Redev. Auth. Rev. Series 2001 (Augustana Apts. Proj.), 6.00%, 11/1/31                501,405
            480,000   Hopkins Subordinate Multifamily Hsg. Rev. Refunding Series 1996-C (Auburn Apts. Proj.),
                         8.00%, 6/20/31                                                                                    486,312
                      Hopkins Multifamily Hsg. Rev. Series 1996 (Hopkins Renaissance Proj.) (Section 8):
            100,000      5.85%, 4/1/09                                                                                     102,563
            450,000      6.25%, 4/1/15                                                                                     465,043
                      Hutchinson Hsg. Fac. Rev. (Prince of Peace Apts. Proj.):
             50,000      Series 2003-A, 3.50%, 10/1/06                                                                      49,974
            115,000      Series 2003-A, 4.00%, 10/1/07                                                                     114,757
            120,000      Series 2003-A, 4.50%, 10/1/08                                                                     119,561
          1,400,000   Maplewood Multifamily Hsg. Rev. Series 1998 (Park Edge Apts. Proj.), 6.50%, 5/1/29                 1,420,174
                      Maplewood Multifamily Refunding Rev. (Village on Woodlyn Proj.):
          1,605,000      Series 1999-A (GNMA collateralized), 6.75%, 7/20/30                                             1,671,543
            100,000      Subordinate Series 1999-C-1, 8.00%, 11/1/30                                                       102,209
            250,000      Subordinate Series 1999-C-2, 8.00%, 11/1/30                                                       255,522
            200,000   Minneapolis Hsg. Fac. Rev. Ref. Series 2006-A (Augustana Chapel View Homes Proj.),
                         5.50%, 6/1/27                                                                                     198,762
                      Minneapolis Multifamily Hsg. Rev.:
            500,000      Series 2002-A (Keeler Apts. Proj.), 7.00%, 10/1/17                                                514,935
            355,000      Series 1996 (Belmont Apts.), 7.25%, 11/1/16                                                       352,408
            405,000      Series 1996-A (Nicollet Towers) (Section 8), 5.60%, 6/1/08                                        411,986
          5,020,000      Series 1996-A (Nicollet Towers) (Section 8), 6.00%, 12/01/19                                    5,091,736
          1,000,000      Series 1998 (Riverside Plaza Proj.) (GNMA collateralized), 5.10%, 12/20/18                      1,007,640
            325,000      Series 2000 (Garr Scott Loft Proj.) (LOC U.S. Bank), 5.95%, 5/1/30                                334,646
             50,000      Series 2003-A (Sumner Proj.) (GNMA collateralized), 3.00%, 8/20/08                                 49,100
            200,000   Moorhead Econ Dev. Auth. Multifamily Rev. Series 1999-B (Eventide Sr. Hsg. Proj.),
                         5.90%, 6/1/19                                                                                     200,034
                      Moorhead Sr. Hsg. Rev. Series 2006 (Sheyenne Crossing Proj.):
            300,000      5.00%, 4/1/13                                                                                     297,909
            170,000      5.10%, 4/1/14                                                                                     169,051

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
   QUANTITY/PAR ($)     NAME OF ISSUER                                                                            MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
                      MN HFA Rental Hsg. Rev.:
             50,000      Series 1996-A, 6.10%, 8/1/27                                                                       50,880
             85,000      Series 2004-A, 4.875%, 8/1/24                                                                      84,411
                         Series 1997-A:
             60,000          5.40%, 8/1/10                                                                                  61,168
            125,000          5.45%, 8/1/11                                                                                 127,385
            100,000      Series 2000-A (Section 8), 5.375%, 2/1/09                                                         102,527
          1,300,000      Series 2006-A2, 3.80%, 2/1/08                                                                   1,296,087
          1,350,000   MN HFA Residential Hsg. Rev. Series 2006-I, 5.00%, 7/1/21                                          1,355,063
                      Minnetonka Multifamily Hsg. Rev. Refunding Series 1999-A (GNMA collateralized) (Archer
                         Heights Apts. Proj.):
            540,000          5.10%, 7/20/13                                                                                551,551
            975,000          5.20%, 1/20/18                                                                                992,472
                      New Ulm Multifamily Rev. Series 1999 (HADC Ridgeway Proj.):
             95,000      5.35%, 12/1/08                                                                                     95,595
            100,000      5.40%, 12/1/09                                                                                    100,878
            105,000      5.50%, 12/1/10                                                                                    106,056
            110,000      5.60%, 12/1/11                                                                                    111,067
            200,000      6.125%, 12/1/19                                                                                   203,404
                      Northwest MN Multi Co. Hsg. & Redev. Auth. Hsg. Rev. Series 2005-A (Pooled Hsg. Proj.):
            145,000      4.50%, 7/1/09                                                                                     143,557
            115,000      4.75%, 7/1/10                                                                                     113,436
                      Norwood Young America Econ. Dev. Auth. Gov. Rev. Series 2005-A (Harbor at Peace
                         Village Proj.):
            150,000          5.35%, 8/1/15                                                                                 146,828
            200,000          5.625%, 8/1/20                                                                                195,150
            550,000          5.75%, 8/1/25                                                                                 533,858
            250,000          6.00%, 8/1/31                                                                                 244,595
                      Oakdale Multifamily Sr. Hsg. Rev. Refunding Series 2004 (Oak Meadows Proj.):
            325,000      4.25%, 4/1/08                                                                                     326,346
            600,000      5.00%, 4/1/12                                                                                     607,428
                      Pine City Hlth. Care & Hsg. Rev. Series 2006-A (North Branc Proj.):
            125,000      4.50%, 10/20/16                                                                                   125,034
            300,000      4.75%, 10/20/21                                                                                   299,010
            500,000   Richfield Sr. Hsg. Rev. Refunding Series 2004-A (Richfield Sr. Hsg., Inc. Proj.),
                         5.00%, 12/1/15                                                                                    482,715
          2,800,000   Rochester Multifamily Rev. Refunding Series 2000-A (Weatherstone Apts. Proj.) (LOC
                         Household Finance) (Mandatory Put 9/1/17) 6.375%, 9/1/37                                        3,024,784
                      Roseville Hsg. Fac. Rev. Refunding Bonds Series 1998 (College Properties Inc. Proj.):
          2,820,000      5.60%, 10/1/13                                                                                  2,822,115
            100,000      5.875%, 10/1/28                                                                                   100,046
             80,000   Sherburne Co. Hsg. & Redev. Auth. Lease Rev. Series 1997, 5.50%, 2/1/17                               80,066
                      Shoreview Sr. Hsg. Rev. Series 2005-A (Shoreview Sr. Residence Proj.):
            110,000      3.50%, 5/1/08                                                                                     108,176
            115,000      3.75%, 5/1/09                                                                                     112,680
            600,000   St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding Series 1998
                         (Northway Manor Apts. Proj.) (Section 8), 5.35%, 12/1/18                                          573,288
          1,585,000   St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev.:
                         Series 1993 (Germain Towers Proj.) (Section 8), 5.90%, 9/1/20                                   1,482,324
             60,000      Series 1999-A (Parkview Terrace Apts. Proj.) (Section 8), 5.00%, 6/1/09                            58,584
                      St. Louis Park Multifamily Hsg. Rev. Refunding:
            500,000      Series 1998-A (Park Ridge Apts. Proj.) (GNMA collateralized), 5.25%, 11/1/20                      511,430
            200,000   St. Paul Hsg. & Redev. Auth. Multifamily Refunding Rev. Series 1995
                         (Sun Cliffe Apts. Proj.) (GNMA collateralized), 5.875%, 7/1/15                                    204,128
          3,190,000   St. Paul Port Authority Multifamily Hsg. Refunding (Jackson Towers Apts. Proj.) Senior
                         Series 1998-1A (GNMA collateralized), 6.95%, 4/20/33                                            3,384,558
            755,000   Washington Co. Hsg. & Redev. Auth. Governmental Hsg. Rev. Refunding Series 1999-A (Briar
                         Pond Apts. Proj.) (GNMA collateralized), 5.50%, 2/20/14                                           770,840
            500,000   Woodbury Econ. Dev. Auth. Sr. Hsg. Rev. Series 2006-B (Summerhouse Woodbury Proj.),
                         5.75%, 6/1/41                                                                                     491,470
                                                                                                                  ----------------
                                                                                                                        61,378,096
                                                                                                                  ----------------
MUNICIPAL LEASE (3.5%)
            500,000   Andover Econ. Dev. Auth. Public Fac. Lease Rev. Series 2004 (Cmnty. Ctr. Proj.),
                         5.125%, 2/1/24                                                                                    511,135
             40,000   Anoka Co. C.O.P. Series 1998, 5.40%, 6/1/28                                                           40,350
            100,000   Big Lake Econ. Dev. Auth. Public Proj. Rev. Series 2005-A, 4.20%, 2/1/10                              98,974
             15,981   Brooklyn Park C.O.P. Series 1996, 5.45%, 9/27/06                                                      16,038
            175,000   Cambridge Econ. Dev. Auth. Public Fac. Lease Rev. Refunding Series 1998, 4.50%, 2/1/10               175,332
          2,220,664   Carver Scott Co. Lease Purchase Agreement Series 2005, 5.00%, 8/4/20                               2,143,918
             50,000   Chaska Econ. Dev. Auth. ISD No. 112 Sch. Facs. Lease Rev. Series 1999-A, 5.125%, 12/1/09              51,876
             89,000   Hennepin Co. Hsg. & Redev. Auth. Rev. Series 1993-A (Community Provider Program),
                         5.70%, 8/1/13                                                                                      89,957
            285,000   Hibbing Econ. Dev. Auth. Public Proj. Rev. Series 1997 (Hibbing Lease Obligations
                         Proj.), 6.10%, 2/1/08                                                                             286,733
            900,000   Intermediate Sch. Dist. 287 Lease Rev. Series 2006, 4.78%, 3/15/13                                   910,026
            125,000   Mountain Iron Hsg. & Redev. Auth. Rev. Series 2001-A (Arrowhead Library Sys. Proj.),
                         5.00%, 9/1/09                                                                                     126,671

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
   QUANTITY/PAR ($)     NAME OF ISSUER                                                                            MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
          1,268,726   St. Paul Lease Series 1998 (City Hall Annex Building), 5.71%, 10/1/18                              1,304,669
             40,000   St. Paul ISD No. 625 C.O.P Series 1995-C, 5.40%, 2/1/10                                               40,046
            400,000   St. Paul Hsg. & Redev. Auth. Lease Rev. Series 2000 (Rivercentre Pkg. Ramp Proj.),
                         5.70%, 5/1/08                                                                                     411,592
            520,000   Scott Co. Hsg. & Red. Auth. Fac. Lease Rev. Series 1998 (Workforce Ctr. Proj.),
                         5.00%, 2/1/18                                                                                     524,789
                      Virginia Hsg. & Redev. Auth. Hlth. Care Fac. Lease Rev. Series 2005:
            300,000      4.00%, 10/1/07                                                                                    298,680
            275,000      4.00%, 10/1/08                                                                                    272,330
            300,000      4.00%, 10/1/09                                                                                    295,803
            300,000      4.50%, 10/1/10                                                                                    299,694
            200,000      5.00%, 10/1/11                                                                                    203,382
          1,200,000      5.125%, 10/1/20                                                                                 1,203,588
                                                                                                                  ----------------
                                                                                                                         9,305,583
                                                                                                                  ----------------
PUBLIC FACILITIES (0.4%)
            50,000   MN Agr. Soc. State Fair Rev. Series 2003, 5.00%, 9/15/20                                               50,476
           250,000   Rockville Econ. Dev. Auth. Pub. Proj. Lease Rev. Series 2005-A, 4.00%, 2/1/14                         241,378
                     Spring Grove Econ. Dev. Auth. Pub. Proj. Rev. Series 2006-A:
           135,000      4.625%, 2/1/12                                                                                     134,818
           255,000      5.00%, 2/1/16                                                                                      256,326
           125,000      5.10%, 2/1/18                                                                                      125,634
                     Victoria Rec. Fac. Gross Rev. Ref. Crossover Series 2006-A:
           205,000      4.55%, 8/1/17                                                                                      200,625
                                                                                                                  ----------------
                                                                                                                         1,009,257
                                                                                                                  ----------------
SINGLE FAMILY MORTGAGE (5.1%)
          3,000,000   Dakota Co. Cmnty. Dev. Agy. Single Family Mtg. Rev. Series 2006 (FNMA, GNMA, &
                         FHLMC backed), 5.30%, 12/1/39                                                                   3,104,280
                      Minneapolis- St. Paul Hsg. Fin. Bd. Single Family Mtg. Rev. (FNMA & GNMA backed):
             40,000      Series 1997, 6.25%, 11/1/30                                                                        42,063
          1,244,511      Series 2005-A3, 5.10%, 4/1/27                                                                   1,281,933
            180,000   Minneapolis Redev. Mtg. Rev. Series 1987-A  (Riverplace Proj.) (LOC Bk. of Tokyo),
                         7.10%, 1/1/20                                                                                     182,155
             19,065   Minneapolis Residual Interest Mtg. Rev. Series 1995, 7.00%, 10/1/12                                   19,093
                      MN HFA Single Family Mtg. Rev.:
            200,000      Series 1994-E, 5.90%, 7/1/25                                                                      202,840
            115,000      Series 1996-D, 6.00%, 1/1/16                                                                      117,422
             85,000      Series 1997-A, 5.60%, 7/1/09                                                                       86,587
            295,000      Series 1997-I, 5.50%, 1/1/17                                                                      301,977
            175,000      Series 1996-H, 6.00%, 1/1/21                                                                      178,315
            640,000      Series 1997-D, 5.85%, 7/1/19                                                                      649,184
             35,000      Series 1997-E, 5.90%, 7/1/29                                                                       35,520
             15,000      Series 1997-G, 6.00%, 1/1/18                                                                       15,326
            880,000      Series 1998-C, 5.25%, 1/1/17                                                                      887,181
             70,000      Series 1998-F-1, 4.75%, 7/1/07                                                                     70,106
             55,000      Series 1998-F, 4.95%, 7/1/08                                                                       55,104
            275,000      Series 1998-F-1, 5.45%, 1/1/17                                                                    276,999
             80,000      Series 1998-F, 5.70%, 1/1/17                                                                       80,572
             75,000      Series 1998-A, 4.80%, 7/1/09                                                                       76,554
             80,000      Series 1998-A, 4.90%, 7/1/10                                                                       81,865
            415,000      Series 1999-B, 5.25%, 1/1/20                                                                      416,552
            115,000      Series 2000-A, 5.75%, 7/1/18                                                                      115,741
            135,000      Series 2000-C, 6.10%, 7/1/30                                                                      136,095
             30,000      Series 2001-B, 4.55%, 7/1/07                                                                       29,912
            340,000      Series 2003-I, 4.30%, 7/1/11                                                                      339,017
            640,000      Series 2003-I, 5.10%, 7/1/20                                                                      649,114
          2,000,000      Series 2003-L-2, 2.35%, 1/1/31                                                                  1,979,200
          2,000,000      Series 2006-B, 5.00%, 1/1/37                                                                    2,053,000
                                                                                                                  ----------------
                                                                                                                        13,463,707
                                                                                                                  ----------------
UTILITY (1.9%)
            610,000   Chaska Electric Rev. Series 2000-A, 5.50%, 10/1/06                                                   612,519
            200,000   Delano Wtr. & Pwr. Cmnty. Elec. Rev. Series 2000-A, 5.30%, 12/1/09                                   200,922
          1,475,000   MN Muni Pwr. Agy. Elec. Rev. Series 2005, 5.00%, 10/1/30                                           1,481,401
            300,000   Princeton Public Utility Sys. Rev. Series 2004, 5.00%, 4/1/24                                        300,096
          2,300,000   Puerto Rico Aqueduct & Swr. Auth. Rev. Refunding Series 1995, 5.00%, 7/1/19                        2,342,320
                                                                                                                  ----------------
                                                                                                                         4,937,258
                                                                                                                  ----------------

OTHER REVENUE BONDS (7.5%)
                      Columbia Heights Commercial Dev. Refunding Rev. Series 1999 (Columbia Park Properties -
                         Medical Clinic Proj.):
            250,000          5.15%, 12/1/08                                                                                251,570
          1,750,000          5.60%, 12/1/15                                                                              1,758,260
                      Commissioner of Iron Range Resources and Rehab. Gross Rev. (Giant's Ridge Rec.
                         Area Proj.),
            900,000          Series 2000, 7.25%, 11/1/16                                                                   959,067
                      Minneapolis Cmty. Dev. Agy. Ltd. Tax Common Bond Fund:
            125,000      Series 1996-1 (LOC-U.S. Bank), 6.00%, 6/1/11                                                      125,866
             85,000      Series 1997-1 (Halper Corrugated Box Mfg. Co.), 5.90%, 6/1/07                                      86,680
            500,000      Series 1999-1A (Discount Steel), 5.25%, 6/1/19                                                    504,955
            160,000      Series 2000-G2 (LOC-U.S. Bank), 6.00%, 12/1/20                                                    168,794
            675,000   Minneapolis Public Hsg. Auth. Series 1997 (General Credit Energy Savings Proj.),
                         6.00%, 7/1/08                                                                                     665,293
            325,000   Minneapolis Rev. Ref. Series 2006 (Univ. Gateway Proj.), 4.00%, 12/1/06                              325,351

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
   QUANTITY/PAR ($)     NAME OF ISSUER                                                                            MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
                      Minneapolis Tax Increment Rev. Refunding Series 2004 (St. Anthony Falls Proj.):
            600,000      4.50%, 2/1/13                                                                                     588,588
             75,000      4.40%, 2/1/09                                                                                      74,401
            100,000      4.50%, 2/1/10                                                                                      98,760
            100,000      4.60%, 2/1/11                                                                                      98,616
            125,000      4.70%, 2/1/12                                                                                     123,306
            125,000      4.80%, 2/1/13                                                                                     123,400
          1,000,000   MN Agr. & Econ. Dev. Board Rev. Series 2000-B (Small Business Dev. Proj.), 7.25%, 8/1/20           1,052,650
                      St. Paul Hsg. & Redev. Auth. Tax Increment Rev.:
            100,000      Series 2001 (US Bank Operations Ctr. Proj.), 5.70%, 8/1/12                                        101,910
            775,000      Series 2001 (US Bank Operations Ctr. Proj.), 6.125%, 8/1/19                                       789,206
          1,132,000      Series 2002 (North Quadrant Owner Occupied Proj. Phase 2), 7.00%, 2/15/28                       1,159,530
          1,059,000      Series 2002 (North Quadrant Owner Occupied Proj. Phase 1), 7.50%, 2/15/28                       1,114,682
          3,000,000      Series 2002-A (Upper Landing Proj.), 6.80%, 3/1/29                                              2,992,740
          2,000,000      Series 2002-B-2 (Upper Landing Proj.), 6.90%, 3/1/29                                            1,950,580
          1,263,000      Series 2002 (Drake Marble Proj.), 6.75%, 3/1/28                                                 1,323,687
          1,335,000      Series 2004 (9th St. Lofts Proj.), 6.375%, 2/15/28                                              1,338,071
                      St. Paul Recreational Facs. Gross Rev. Series 2005 (Highland National Proj.):
            205,000      3.50%, 10/1/07                                                                                    203,998
            715,000      5.00%, 10/125                                                                                     731,974
            475,000   Steele Co. Hlth. Care Fac. Gross Rev. Refunding Crossover Series 2005-B, 4.65%, 6/1/20               460,304
            160,000   Steele Co. Hlth. Care Fac. Gross Rev. Unref. Bal. Series 2000 (Elderly Housing Proj.),
                         6.625%, 6/1/20                                                                                    170,606
            415,000   Virgin Islands Public Fin. Auth. Rev. Gross Receipts Taxes Loan Note Series 1999-A,
                         5.625%, 10/1/10                                                                                   425,284
                                                                                                                  ----------------
                                                                                                                        19,768,129
                                                                                                                  ----------------

Total municipal bonds (cost: $253,495,908)                                                                             254,030,905
                                                                                                                  ----------------

SHORT-TERM SECURITIES (3.9%)(2)
            980,000   Midwest Consortium of Muni Utility Rev. Series 2005-A (MN Utilities Assoc. Proj.),
                         variable rate, 1/1/25                                                                             980,000
          1,800,000   Minneapolis Rev. Series 1997-B (Univ. Gateway Proj.), variable rate, 12/1/27                       1,800,000
          1,395,000   Mpls. Nursing Home Rev. Ref. Series 2002 (Catholic Eldercare Proj.), variable rate,
                         12/1/27                                                                                         1,395,000
            790,000   Minneapolis Multifamily Rev. Series 2001 (Seven Corners Apts. Proj.), variable rate,
                         11/1/31                                                                                           790,000
          1,900,000   MN Higher Educ. Fac. Auth. Rev. Series 2002-N2 (St. Catherine Proj.), variable rate,
                         10/1/32                                                                                         1,900,000
            800,000   MN Higher Educ. Facs. Rev. Series 2003 , variable rate, 10/1/33                                      800,000
                      Robbinsdale Hlth. Care Facs. Rev. Series 2003 (North Memorial Health Proj.) (Ambac
                         insured):
          1,250,000   St. Paul Hsg. & Redev. Auth. Rev. Series 2001 (Cretin -Derham Hall Proj.), variable
                         rate, 2/1/26                                                                                    1,250,000
          1,431,779   Wells Fargo Minnesota Municipal Cash Fund, 2.88%                                                   1,431,779
                                                                                                                  ----------------

Total Short-Term Securities (cost: 10,346,779)                                                                          10,346,779
                                                                                                                  ----------------

Total investments in securities (cost: $263,842,687)                                                                  $264,377,684
                                                                                                                  ----------------


Other Assets and Liabilities, Net (+0.03%)                                                                                  82,302

                                                                                                                  ----------------
Total Net Assets                                                                                                      $264,459,986
                                                                                                                  ================


                                                                                                                  ----------------
Aggregate Cost                                                                                                         263,842,687
                                                                                                                  ----------------

Gross Unrealized Appreciation                                                                                            2,655,867
Gross Unrealized Depreciation                                                                                           (2,120,870)
                                                                                                                  ----------------
Net Unrealized Appreciation(Depreciation)                                                                                  534,997
                                                                                                                  ================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  Presently non-income producing securities.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds II, Inc. (the "Registrant") provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.


By:      /s/ Paul E. Rasmussen
         ---------------------

         Paul Rasmussen

         Vice President and Treasurer

Date:    August 30, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Paul E. Rasmussen
         ---------------------

         Paul Rasmussen

         Vice President and Treasurer

Date:    August 30, 2006



By:      /s/ Eugene C. Sit
         -----------------

         Eugene C. Sit

         Chairman

Date:    August 30, 2006